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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for six of its series, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Omega Fund, Evergreen Small-Mid Growth Fund, Evergreen Large Company Growth Fund and Evergreen Mid Cap Growth Fund, for the six months ended March 31, 2007. These six series have a September 30 fiscal year end.

Date of reporting period: March 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Growth Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Growth Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s domestic equity funds continued to pursue individual fund strategies which sought capital appreciation in different areas of the equity market. The manager of Evergreen Large Company Growth Fund sought opportunities predominately among larger capitalization companies and primarily relied on company-specific fundamental analysis in his selections. The portfolio managers of Evergreen Omega Fund also relied heavily on

2

LETTER TO SHAREHOLDERS continued

bottom-up, fundamental analysis to select from a large pool of stocks of companies of different sizes. At the same time, the manager of Evergreen Large Cap Equity Fund used a more quantitatively-driven analytical process to select among both large-cap growth and value stocks. The portfolio manager for Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund sought to balance each portfolio with investments that he believed would benefit as the economic expansion persisted and also sustain growth even if economic growth decelerated. Meanwhile the team that managed Evergreen Growth Fund concentrated on opportunities among small-cap growth companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Jeffrey S. Drummond, CFA

• Linda Z. Freeman, CFA

• Paul Carder, CFA

• Jeffrey Harrison, CFA

• Edward Rick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

6-month return with sales charge	4.83%	6.01%	9.87%	N/A

6-month return w/o sales charge	11.23%	10.82%	10.83%	11.32%

Average annual return*

1-year with sales charge	-5.99%	-5.27%	-1.83%	N/A

1-year w/o sales charge	-0.26%	-0.97%	-0.97%	0.01%

5-year	5.90%	6.07%	6.41%	7.46%

10-year	8.56%	8.41%	8.40%	9.66%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class C. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,112.33	$ 6.58
Class B	$ 1,000.00	$ 1,108.18	$10.30
Class C	$ 1,000.00	$ 1,108.33	$10.30
Class I	$ 1,000.00	$ 1,113.17	$ 5.06
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.70	$ 6.29
Class B	$ 1,000.00	$ 1,015.16	$ 9.85
Class C	$ 1,000.00	$ 1,015.16	$ 9.85
Class I	$ 1,000.00	$ 1,020.14	$ 4.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 1.96% for Class B, 1.96% for Class C and 0.96% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.35	$ 19.03	$ 15.41	$ 14.08	$ 10.66	$ 12.35

Income from investment operations
Net investment income (loss)	(0.05)	(0.16)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	1.92	0.55	3.79	1.49	3.55	(1.56)

Total from investment operations	1.87	0.39	3.62	1.33	3.42	(1.69)

Distributions to shareholders from
Net realized gains	(2.16)	(2.07)	0	0	0	0

Net asset value, end of period	$ 17.06	$ 17.35	$ 19.03	$ 15.41	$ 14.08	$ 10.66

Total return[2]	11.23%	2.55%	23.49%	9.45%	32.08%	(13.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$89,990	$91,606	$94,947	$82,353	$66,586	$49,793
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.25%[3]	1.26%	1.25%	1.27%	1.36%	1.32%
Expenses excluding waivers/reimbursements
and expense reductions	1.25%[3]	1.26%	1.25%	1.27%	1.36%	1.32%
Net investment income (loss)	(0.63%)[3]	(0.88%)	(0.96%)	(1.03%)	(1.05%)	(0.95%)
Portfolio turnover rate	54%	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.37	$ 17.21	$ 14.04	$ 12.91	$ 9.86	$ 11.50

Income from investment operations
Net investment income (loss)	(0.08)	(0.25)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.21)[1]
Net realized and unrealized gains or losses on investments	1.67	0.48	3.43	1.38	3.25	(1.43)

Total from investment operations	1.59	0.23	3.17	1.13	3.05	(1.64)

Distributions to shareholders from
Net realized gains	(2.16)	(2.07)	0	0	0	0

Net asset value, end of period	$ 14.80	$ 15.37	$ 17.21	$ 14.04	$ 12.91	$ 9.86

Total return[2]	10.82%	1.82%	22.58%	8.75%	30.93%	(14.26%)

Ratios and supplemental data
Net assets, end of period (thousands)	$18,814	$18,940	$21,955	$20,926	$19,127	$12,073
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.96%[3]	1.96%	1.95%	1.98%	2.08%	2.08%
Expenses excluding waivers/reimbursements
and expense reductions	1.96%[3]	1.96%	1.95%	1.98%	2.08%	2.08%
Net investment income (loss)	(1.33%)[3]	(1.59%)	(1.67%)	(1.73%)	(1.77%)	(1.71%)
Portfolio turnover rate	54%	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 15.35	$ 17.19	$ 14.02	$ 12.90	$ 9.84	$ 11.49

Income from investment operations
Net investment income (loss)	(0.08)	(0.25)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.22)[1]
Net realized and unrealized gains or losses on investments	1.67	0.48	3.43	1.37	3.26	(1.43)

Total from investment operations	1.59	0.23	3.17	1.12	3.06	(1.65)

Distributions to shareholders from
Net realized gains	(2.16)	(2.07)	0	0	0	0

Net asset value, end of period	$ 14.78	$ 15.35	$ 17.19	$ 14.02	$ 12.90	$ 9.84

Total return[2]	10.83%	1.82%	22.61%	8.68%	31.10%	(14.36%)

Ratios and supplemental data
Net assets, end of period (thousands)	$165,351	$168,681	$201,363	$202,086	$220,442	$199,078
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.96%[3]	1.96%	1.95%	1.97%	2.09%	2.07%
Expenses excluding waivers/reimbursements
and expense reductions	1.96%[3]	1.96%	1.95%	1.97%	2.09%	2.07%
Net investment income (loss)	(1.33%)[3]	(1.59%)	(1.67%)	(1.73%)	(1.77%)	(1.70%)
Portfolio turnover rate	54%	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.86	$ 19.47	$ 15.72	$ 14.32	$ 10.82	$ 12.50

Income from investment operations
Net investment income (loss)	(0.03)	(0.11)[1]	(0.12)[1]	(0.12)[1]	(0.10)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	1.97	0.57	3.87	1.52	3.60	(1.58)

Total from investment operations	1.94	0.46	3.75	1.40	3.50	(1.68)

Distributions to shareholders from
Net realized gains	(2.16)	(2.07)	0	0	0	0

Net asset value, end of period	$ 17.64	$ 17.86	$ 19.47	$ 15.72	$ 14.32	$ 10.82

Total return	11.32%	2.89%	23.85%	9.78%	32.35%	(13.44%)

Ratios and supplemental data
Net assets, end of period (thousands)	$677,349	$692,450	$705,901	$623,418	$497,489	$139,378
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.96%[2]	0.96%	0.95%	0.98%	1.07%	1.07%
Expenses excluding waivers/reimbursements
and expense reductions	0.96%[2]	0.96%	0.95%	0.98%	1.07%	1.07%
Net investment income (loss)	(0.33%)[2]	(0.59%)	(0.67%)	(0.73%)	(0.77%)	(0.70%)
Portfolio turnover rate	54%	91%	80%	87%	120%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 12.8%
Hotels, Restaurants & Leisure 4.0%
California Pizza Kitchen, Inc. *	176,900	$ 5,818,241
Chipotle Mexican Grill, Inc., Class A * (p)	100,800	6,259,680
Gaylord Entertainment Co. *	154,436	8,165,031
Great Wolf Resorts, Inc. *	352,400	4,662,252
McCormick & Schmick’s Seafood Restaurants, Inc. *	201,300	5,396,853
Texas Roadhouse, Inc., Class A * (p)	513,600	7,318,800

		37,620,857

Internet & Catalog Retail 0.7%
NutriSystem, Inc. * (p)	121,200	6,352,092

Leisure Equipment & Products 0.2%
Callaway Golf Co.	141,200	2,230,094

Media 1.5%
Arbitron, Inc.	147,900	6,943,905
National CineMedia, Inc. *	262,800	7,016,760

		13,960,665

Specialty Retail 5.3%
A.C. Moore Arts & Crafts, Inc. * (p)	278,805	5,949,699
Children’s Place Retail Stores, Inc. *	83,600	4,661,536
Citi Trends, Inc. * (p)	124,400	5,316,856
Conn’s, Inc. * (p)	283,125	7,007,344
DSW, Inc., Class A * (p)	132,600	5,597,046
Hibbett Sports, Inc. *	246,405	7,044,719
Monro Muffler Brake, Inc.	156,355	5,488,061
Stage Stores, Inc.	265,936	6,198,956
Zumiez, Inc. * (p)	77,000	3,089,240

		50,353,457

Textiles, Apparel & Luxury Goods 1.1%
Iconix Brand Group, Inc. *	229,200	4,675,680
Volcom, Inc. *	178,200	6,122,952

		10,798,632

CONSUMER STAPLES 2.1%
Food & Staples Retailing 1.6%
Longs Drug Stores Corp.	136,600	7,054,024
United Natural Foods, Inc. *	245,600	7,525,184

		14,579,208

Food Products 0.5%
Hain Celestial Group, Inc. *	165,100	4,964,557

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 4.3%
Energy Equipment & Services 3.9%
Core Laboratories NV * (p)	78,200	$ 6,555,506
Oceaneering International, Inc. * (p)	207,200	8,727,264
Superior Energy Services, Inc. *	206,550	7,119,778
Tetra Technologies, Inc. *	402,100	9,935,891
Universal Compression Holdings, Inc. * (p)	71,800	4,859,424

		37,197,863

Oil, Gas & Consumable Fuels 0.4%
World Fuel Services Corp.	81,000	3,747,060

FINANCIALS 4.2%
Capital Markets 0.9%
GFI Group, Inc. * (p)	127,600	8,672,972

Commercial Banks 2.2%
Boston Private Financial Holdings, Inc.	163,900	4,576,088
Home BancShares, Inc. (p)	69,125	1,524,206
PrivateBancorp, Inc. (p)	187,700	6,862,312
Signature Bank *	114,500	3,725,830
Virginia Commerce Bancorp *	171,900	3,721,635

		20,410,071

Consumer Finance 0.6%
First Cash Financial Services, Inc. *	264,900	5,901,972

Diversified Financial Services 0.5%
International Securities Exchange Holding, Inc. (p)	103,900	5,070,320

HEALTH CARE 22.2%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc. *	320,600	5,533,556
Digene Corp. *	96,500	4,092,565
Human Genome Sciences, Inc. * (p)	395,700	4,202,334
Medarex, Inc. * (p)	282,000	3,649,080
Myriad Genetics, Inc. * (p)	136,200	4,693,452
Regeneron Pharmaceuticals, Inc. *	230,500	4,983,410

		27,154,397

Health Care Equipment & Supplies 6.2%
American Medical Systems Holdings, Inc. * (p)	229,700	4,862,749
AngioDynamics, Inc. *	136,100	2,298,729
ArthroCare Corp. * (p)	128,700	4,638,348
Hologic, Inc. * (p)	235,900	13,597,276
Immucor, Inc. *	348,000	10,241,640
Kensey Nash Corp. *	157,600	4,806,800
Meridian Bioscience, Inc.	241,300	6,698,488
NuVasive, Inc. *	303,500	7,208,125
West Pharmaceutical Services, Inc.	110,400	5,125,872

		59,478,027

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 7.3%
AMN Healthcare Services, Inc. *	328,100	$ 7,421,622
HealthExtras, Inc. *	344,200	9,906,076
Pediatrix Medical Group, Inc. *	138,500	7,902,810
PSS World Medical, Inc. * (p)	257,400	5,441,436
Psychiatric Solutions, Inc. *	267,198	10,770,752
Sun Healthcare Group, Inc. * (p)	604,800	7,469,280
Sunrise Senior Living, Inc. * (p)	165,100	6,524,752
Symbion, Inc. *	374,200	7,338,062
VCA Antech, Inc. *	181,727	6,598,507

		69,373,297

Health Care Technology 2.4%
Allscripts Heathcare Solutions, Inc. * (p)	213,426	5,721,951
Eclipsys Corp. *	346,200	6,671,274
Systems Xcellence, Inc. *	234,800	4,423,632
TriZetto Group, Inc. *	289,800	5,798,898

		22,615,755

Life Sciences Tools & Services 2.1%
Icon plc *	135,100	5,755,260
PAREXEL International Corp. * (p)	174,800	6,287,556
Ventana Medical Systems, Inc. * (p)	179,100	7,504,290

		19,547,106

Pharmaceuticals 1.4%
Cardiome Pharma Corp. *	503,947	5,115,062
MGI Pharma, Inc. *	174,800	3,927,756
Pozen, Inc. * (p)	297,000	4,380,750

		13,423,568

INDUSTRIALS 16.3%
Aerospace & Defense 4.4%
AAR Corp. *	277,700	7,653,412
ARGON ST, Inc. *	370,674	9,808,034
BE Aerospace, Inc. *	424,600	13,459,820
Hexcel Corp. * (p)	570,500	11,324,425

		42,245,691

Air Freight & Logistics 0.6%
UTi Worldwide, Inc.	237,100	5,827,918

Airlines 1.1%
AirTran Holdings, Inc. * (p)	1,001,300	10,283,351

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 3.0%
Advisory Board Co. * (p)	127,600	$ 6,459,112
Heidrick & Struggles International, Inc. *	174,800	8,469,060
Interface, Inc., Class A	364,600	5,829,954
Pike Electric Corp. * (p)	2,000	36,160
Steiner Leisure, Ltd. *	176,974	7,960,291

		28,754,577

Construction & Engineering 1.6%
Quanta Services, Inc. * (p)	590,600	14,894,932

Electrical Equipment 0.6%
Power-One, Inc. *	1,044,850	5,976,542

Machinery 3.7%
ESCO Technologies, Inc. * (p)	216,700	9,712,494
IDEX Corp.	187,700	9,550,176
Manitowoc Co.	170,500	10,831,865
RBC Bearings, Inc. *	149,400	4,994,442

		35,088,977

Trading Companies & Distributors 1.3%
Interline Brands, Inc. *	212,209	4,651,621
Williams Scotsman International, Inc. *	392,500	7,716,550

		12,368,171

INFORMATION TECHNOLOGY 29.9%
Communications Equipment 4.2%
Comtech Telecommunications Corp. * (p)	309,900	12,002,427
F5 Networks, Inc. *	146,950	9,798,626
Foundry Networks, Inc. * (p)	729,200	9,895,244
Sonus Networks, Inc. *	1,041,200	8,402,484

		40,098,781

Computers & Peripherals 0.9%
Stratasys, Inc. * (p)	188,478	8,051,780

Electronic Equipment & Instruments 1.0%
Benchmark Electronics, Inc. *	95,062	1,963,981
Color Kinetics, Inc. * (p)	210,125	4,082,729
Mellanox Technologies, Ltd. *	227,700	3,313,035

		9,359,745

Internet Software & Services 8.3%
aQuantive, Inc. * (p)	232,700	6,494,657
Bankrate, Inc. * (p)	191,100	6,734,364
Equinix, Inc. * (p)	130,554	11,179,339
Interwoven, Inc. *	213,000	3,599,700
Knot, Inc. *	225,900	4,863,627
LivePerson, Inc. *	802,028	6,319,981

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services continued
NIC, Inc.	1,077,767	$ 5,776,831
SAVVIS, Inc. *	258,400	12,372,192
Switch & Data Facilities Co., Inc. *	396,600	7,186,392
ValueClick, Inc. *	344,200	8,993,946
Vocus, Inc. *	280,400	5,644,452

		79,165,481

IT Services 0.6%
Heartland Payment Systems, Inc. (p)	219,800	5,196,072
MPS Group, Inc. *	10,200	144,330

		5,340,402

Semiconductors & Semiconductor Equipment 8.3%
ATMI, Inc. *	436,050	13,330,048
FormFactor, Inc. *	254,900	11,406,775
NetLogic Microsystems, Inc. * (p)	349,600	9,306,352
PDF Solutions, Inc. *	653,003	7,372,404
Power Integrations, Inc. *	565,100	12,799,515
Rudolph Technologies, Inc. *	449,571	7,840,518
SiRF Technology Holdings, Inc. * (p)	202,700	5,626,952
Tessera Technologies, Inc. * (p)	165,800	6,588,892
Trident Microsystems, Inc. * (p)	247,100	4,956,826

		79,228,282

Software 6.6%
Blackboard, Inc. * (p)	307,800	10,351,314
Bottomline Technologies, Inc. *	690,600	7,527,540
Concur Technologies, Inc. * (p)	582,978	10,178,796
Micros Systems, Inc. *	159,802	8,627,710
Opsware, Inc. * (p)	623,000	4,516,750
Quality Systems, Inc. (p)	122,674	4,906,960
Transaction Systems Architects, Inc. *	326,000	10,559,140
Ultimate Software Group, Inc. *	249,400	6,531,786

		63,199,996

MATERIALS 1.5%
Chemicals 0.9%
Cytec Industries, Inc.	159,800	8,987,152

Metals & Mining 0.6%
AMCOL International Corp.	184,700	5,476,355

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.9%
Aruba Networks, Inc. *	19,800	$ 290,466
Cogent Communications Group, Inc. *	410,700	9,704,841
PAETEC Holding Corp. * (p)	637,276	6,678,652
Time Warner Telecom, Inc. * (p)	513,609	10,667,660

		27,341,619

Wireless Telecommunication Services 0.9%
Leap Wireless International, Inc. * (p)	135,100	8,913,898

Total Common Stocks (cost $758,903,751)		924,055,620

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 30.5%
COMMERCIAL PAPER 4.7%
Chesham Finance, LLC, 5.26%, 08/08/2007	$ 4,999,000	4,999,287
Ebury Finance, LLC, 5.27%, 08/08/2007	4,999,000	4,999,287
Erste Finance, LLC, 5.47%, 07/11/2007	10,000,000	10,000,000
German Residential Funding plc, 5.37%, 08/22/2007	10,000,000	10,000,000
Liberty Harbour II CDO, 5.30%, 04/20/2007	9,952,889	9,972,028
White Point Funding, Inc., 5.32%, 04/16/2007	4,982,267	4,988,917

		44,959,519

CORPORATE BONDS 7.3%
Capital Markets 1.1%
Morgan Stanley, FRN, 5.62%, 01/11/2008	10,010,890	10,008,492

Commercial Banks 1.0%
BNP Paribas SA, FRN, 5.35%, 02/22/2008	10,003,000	10,001,832

Consumer Finance 0.5%
American Express Co., FRN, 5.40%, 11/21/2007	5,004,395	5,002,591

Diversified Financial Services 3.7%
Bank of America, FRN, 5.49%, 06/13/2007	10,000,000	10,000,762
Stanfield Victoria, LLC, FRN, 5.53%, 07/25/2007	10,000,830	10,003,122
Tango Finance Corp., FRN, 5.48%, 04/16/2007	4,999,800	5,000,026
White Pine Finance, LLC, FRN, 5.28%, 03/17/2008	9,996,524	9,996,862

		35,000,772

Insurance 1.0%
Allstate Corp., FRN, 5.29%, 04/04/2008	10,000,000	9,997,932

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	704,331	704,331

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 18.4%
Banc of America Securities, LLC, 5.48%, dated 03/30/2007, maturing
04/02/2007, maturity value $13,005,937	$ 13,000,000	$ 13,000,000
Barclay’s Capital, Inc, 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $7,003,203	7,000,000	7,000,000
BNP Paribas SA, 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $9,004,118	9,000,000	9,000,000
Cantor Fitzgerald & Co., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $15,006,850	15,000,000	15,000,000
Credit Suisse First Boston Corp., 5.48%, dated 03/30/2007, maturing
04/02/2007, maturity value $21,009,590	21,000,000	21,000,000
Deutsche Bank AG, 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $10,004,575	10,000,000	10,000,000
Dresdner Kleinwort Wasserstein Securities, LLC., 5.49%, dated 03/30/2007,
maturing 04/02/2007, maturity value $25,011,438	25,000,000	25,000,000
Greenwich Capital Markets, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $14,006,405	14,000,000	14,000,000
JPMorgan Chase & Co., 5.47%, dated 03/30/2007, maturing 04/02/2007,
maturity value $17,007,749	17,000,000	17,000,000
Lehman Brothers Holdings, Inc., 5.48%, dated 03/30/2007, maturing
04/02/2007, maturity value $13,005,937	13,000,000	13,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.48%, dated 03/30/2007, maturing
04/02/2007, maturity value $17,007,763	17,000,000	17,000,000
Nomura Securities International, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $14,006,405	14,000,000	14,000,000

		175,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $290,675,469)		290,675,469

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $27,405,863)	27,405,863	27,405,863

Total Investments (cost $1,076,985,083) 130.5%		1,242,136,952
Other Assets and Liabilities (30.5%)		(290,632,685)

Net Assets 100.0%		$ 951,504,267

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 458 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of
March 31, 2007:

Information Technology	30.9%
Health Care	22.9%
Industrials	16.8%
Consumer Discretionary	13.1%
Energy	4.4%
Financials	4.3%
Telecommunication Services	3.9%
Consumer Staples	2.1%
Materials	1.6%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $874,579,220) including $280,448,330 of securities
loaned	$ 1,039,731,089
Investments in affiliated money market fund, at value (cost $27,405,863)	27,405,863
Investments in repurchase agreements, at value (cost $175,000,000)	175,000,000

Total investments	1,242,136,952
Receivable for securities sold	12,159,466
Receivable for Fund shares sold	3,867,366
Dividends receivable	141,078
Receivable for securities lending income	169,907
Prepaid expenses and other assets	29,055

Total assets	1,258,503,824

Liabilities
Payable for securities purchased	13,838,214
Payable for Fund shares redeemed	2,258,764
Payable for securities on loan	290,675,469
Advisory fee payable	54,464
Distribution Plan expenses payable	16,550
Due to other related parties	92,326
Accrued expenses and other liabilities	63,770

Total liabilities	306,999,557

Net assets	$ 951,504,267

Net assets represented by
Paid-in capital	$ 741,320,441
Undistributed net investment loss	(2,714,662)
Accumulated net realized gains on investments	47,746,619
Net unrealized gains on investments	165,151,869

Total net assets	$ 951,504,267

Net assets consists of
Class A	$ 89,989,862
Class B	18,814,171
Class C	165,351,170
Class I	677,349,064

Total net assets	$ 951,504,267

Shares outstanding (unlimited number of shares authorized)
Class A	5,275,805
Class B	1,271,349
Class C	11,188,968
Class I	38,388,505

Net asset value per share
Class A	$ 17.06
Class A — Offering price (based on sales charge of 5.75%)	$ 18.10
Class B	$ 14.80
Class C	$ 14.78
Class I	$ 17.64

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $960)	$ 1,510,455
Income from affiliate	880,318
Securities lending	653,796

Total investment income	3,044,569

Expenses
Advisory fee	3,393,240
Distribution Plan expenses
Class A	139,124
Class B	96,461
Class C	850,932
Administrative services fee	484,736
Transfer agent fees	547,905
Trustees’ fees and expenses	6,443
Printing and postage expenses	45,801
Custodian and accounting fees	131,987
Registration and filing fees	25,410
Professional fees	19,506
Other	12,847

Total expenses	5,754,392
Less: Expense reductions	(12,627)
Expense reimbursements	(2,244)

Net expenses	5,739,521

Net investment loss	(2,694,952)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	88,835,739
Net change in unrealized gains or losses on investments	18,796,191

Net realized and unrealized gains or losses on investments	107,631,930

Net increase in net assets resulting from operations	$ 104,936,978

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006

Operations
Net investment loss	$ (2,694,952)		$ (8,370,975)
Net realized gains on investments		88,835,739		116,381,967
Net change in unrealized gains or
losses on investments		18,796,191		(83,357,526)

Net increase in net assets resulting
from operations		104,936,978		24,653,466

Distributions to shareholders from
Net realized gains
Class A		(11,088,327)		(10,244,703)
Class B		(2,597,247)		(2,606,383)
Class C		(23,072,094)		(23,726,496)
Class I		(80,566,303)		(74,916,114)

Total distributions to shareholders		(117,323,971)		(111,493,696)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	407,303	6,907,787	1,398,651	25,243,458
Class B	54,117	805,439	153,015	2,434,009
Class C	160,014	2,342,558	304,090	4,795,097
Class I	4,544,709	79,604,763	10,048,801	184,663,268

		89,660,547		217,135,832

Net asset value of shares issued in
reinvestment of distributions
Class A	635,951	10,416,868	579,675	9,605,208
Class B	166,339	2,370,332	157,751	2,329,985
Class C	1,482,920	21,101,954	1,476,592	21,779,740
Class I	2,703,517	45,743,514	2,359,485	40,134,836

		79,632,668		73,849,769

Automatic conversion of Class B
shares to Class A shares
Class A	18,860	322,386	38,421	692,450
Class B	(21,617)	(322,386)	(43,154)	(692,450)

		0		0

Payment for shares redeemed
Class A	(1,065,215)	(18,118,497)	(1,726,317)	(30,877,484)
Class B	(159,533)	(2,381,532)	(311,294)	(4,952,145)
Class C	(1,440,608)	(21,397,771)	(2,508,448)	(39,771,044)
Class I	(7,635,613)	(135,181,004)	(9,884,654)	(181,034,733)

		(177,078,804)		(256,635,406)

Net increase (decrease) in net assets
resulting from capital share
transactions		(7,785,589)		34,350,195

Total decrease in net assets		(20,172,582)		(52,490,035)
Net assets
Beginning of period		971,676,849		1,024,166,884

End of period	$ 951,504,267		$ 971,676,849

Undistributed net investment loss	$ (2,714,662)		$ (19,710)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Growth Fund, increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $2,244.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $28,845 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2007, EIS received $3,547 from the sale of Class A shares and $19,953 and $967 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $509,965,830 and $637,655,256, respectively, for the six months ended March 31, 2007.

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $280,448,330 and $290,675,469, respectively.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,078,504,952. The gross unrealized appreciation and depreciation on securities based on tax cost was $182,114,890 and $18,482,890, respectively, with a net unrealized appreciation of $163,632,000.

As of September 30, 2006, the Fund had $19,875,336 in capital loss carryovers for federal income tax purposes with $7,984,878 expiring in 2008, $111,919 expiring in 2009 and $11,778,539 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended March 31, 2007, the Fund had no borrowings.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meet-

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566379 rv4 05/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566379 rv4 05/2007

Evergreen Large Cap Equity Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Large Cap Equity Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s domestic equity funds continued to pursue individual fund strategies which sought capital appreciation in different areas of the equity market. The manager of Evergreen Large Company Growth Fund sought opportunities predominately among larger capitalization companies and primarily relied on company-specific fundamental analysis in his selections. The portfolio managers of Evergreen Omega Fund also relied heavily on

LETTER TO SHAREHOLDERS continued

bottom-up, fundamental analysis to select from a large pool of stocks of companies of different sizes. At the same time, the manager of Evergreen Large Cap Equity Fund used a more quantitatively-driven analytical process to select among both large-cap growth and value stocks. The portfolio manager for Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund sought to balance each portfolio with investments that he believed would benefit as the economic expansion persisted and also sustain growth even if economic growth decelerated. Meanwhile the team that managed Evergreen Growth Fund concentrated on opportunities among small-cap growth companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

6-month return with sales charge	3.48%	3.21%	7.22%	N/A	N/A

6-month return w/o sales charge	8.62%	8.21%	8.22%	8.76%	8.62%

Average annual return*

1-year with sales charge	8.16%	7.72%	11.73%	N/A	N/A

1-year w/o sales charge	13.55%	12.72%	12.73%	13.81%	13.54%

5-year	6.37%	6.33%	6.64%	7.71%	7.45%

10-year	6.70%	5.55%	6.60%	7.49%	7.23%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

Returns reflect expense limits previously in effect without which, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Equity Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,086.24	$ 4.42
Class B	$ 1,000.00	$ 1,082.12	$ 8.25
Class C	$ 1,000.00	$ 1,082.19	$ 8.31
Class I	$ 1,000.00	$ 1,087.59	$ 3.07
Class IS	$ 1,000.00	$ 1,086.15	$ 4.42
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.69	$ 4.28
Class B	$ 1,000.00	$ 1,017.00	$ 8.00
Class C	$ 1,000.00	$ 1,016.95	$ 8.05
Class I	$ 1,000.00	$ 1,021.99	$ 2.97
Class IS	$ 1,000.00	$ 1,020.69	$ 4.28

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.59% for Class B, 1.60% for Class C, 0.59% for Class I and 0.85% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.09	$ 15.56	$ 13.56	$ 11.93	$ 9.70	$ 12.23

Income from investment operations
Net investment income (loss)	0.10	0.19	0.12[1]	0.07	0.05[1]	0.07[1]
Net realized and unrealized gains or losses on investments	1.36	1.53	2.02	1.62	2.23	(2.53)

Total from investment operations	1.46	1.72	2.14	1.69	2.28	(2.46)

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.14)	(0.06)	(0.05)	(0.07)
Net realized gains	(0.60)	0	0	0	0	0

Total distributions to shareholders	(0.69)	(0.19)	(0.14)	(0.06)	(0.05)	(0.07)

Net asset value, end of period	$ 17.86	$ 17.09	$ 15.56	$ 13.56	$ 11.93	$ 9.70

Total return[2]	8.62%	11.13%	15.86%	14.16%	23.61%	(20.25%)

Ratios and supplemental data
Net assets, end of period (thousands)	$130,540	$115,630	$100,728	$51,209	$40,373	$35,214
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.85%[3]	0.81%	1.11%	1.15%	1.12%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[3]	0.82%	1.15%	1.17%	1.22%	1.11%
Net investment income (loss)	1.05%[3]	1.20%	0.83%	0.47%	0.47%	0.60%
Portfolio turnover rate	15%	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 16.36	$ 14.90	$ 13.01	$ 11.48	$ 9.36	$ 11.82

Income from investment operations
Net investment income (loss)	0.03[1]	0.07[1]	0[1]	(0.04)	(0.03)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	1.30	1.47	1.95	1.57	2.15	(2.45)

Total from investment operations	1.33	1.54	1.95	1.53	2.12	(2.46)

Distributions to shareholders from
Net investment income	(0.03)	(0.08)	(0.06)	0[2]	0[2]	0
Net realized gains	(0.60)	0	0	0	0	0

Total distributions to shareholders	(0.63)	(0.08)	(0.06)	0	0	0

Net asset value, end of period	$ 17.06	$ 16.36	$ 14.90	$ 13.01	$ 11.48	$ 9.36

Total return[3]	8.21%	10.34%	15.03%	13.34%	22.68%	(20.81%)

Ratios and supplemental data
Net assets, end of period (thousands)	$27,169	$29,352	$55,071	$11,177	$10,211	$11,221
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.59%[4]	1.57%	1.81%	1.85%	1.85%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.59%[4]	1.58%	1.85%	1.87%	1.94%	1.87%
Net investment income (loss)	0.31%[4]	0.46%	0.00%	(0.24%)	(0.25%)	(0.13%)
Portfolio turnover rate	15%	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 16.64	$15.17	$13.24	$11.69	$ 9.53	$12.03

Income from investment operations
Net investment income (loss)	0.03[1]	0.07[1]	0.01[1]	(0.03)[1]	(0.02)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	1.32	1.49	1.98	1.58	2.18	(2.49)

Total from investment operations	1.35	1.56	1.99	1.55	2.16	(2.50)

Distributions to shareholders from
Net investment income	(0.03)	(0.09)	(0.06)	0[2]	0	0
Net realized gains	(0.60)	0	0	0	0	0

Total distributions to shareholders	(0.63)	(0.09)	(0.06)	0	0	0

Net asset value, end of period	$ 17.36	$16.64	$15.17	$13.24	$11.69	$ 9.53

Total return[3]	8.22%	10.29%	15.08%	13.27%	22.67%	(20.78%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,399	$7,944	$6,003	$2,518	$ 460	$ 504
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.60%[4]	1.55%	1.81%	1.84%	1.85%	1.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.60%[4]	1.56%	1.85%	1.86%	1.94%	1.86%
Net investment income (loss)	0.30%[4]	0.45%	0.09%	(0.24%)	(0.21%)	(0.11%)
Portfolio turnover rate	15%	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.16	$ 15.62	$ 13.61	$ 11.99	$ 9.74	$ 12.28

Income from investment operations
Net investment income (loss)	0.12	0.24	0.18	0.10	0.08[1]	0.10[1]
Net realized and unrealized gains or losses on investments	1.36	1.53	2.01	1.62	2.25	(2.54)

Total from investment operations	1.48	1.77	2.19	1.72	2.33	(2.44)

Distributions to shareholders from
Net investment income	(0.10)	(0.23)	(0.18)	(0.10)	(0.08)	(0.10)
Net realized gains	(0.60)	0	0	0	0	0

Total distributions to shareholders	(0.70)	(0.23)	(0.18)	(0.10)	(0.08)	(0.10)

Net asset value, end of period	$ 17.94	$ 17.16	$ 15.62	$ 13.61	$ 11.99	$ 9.74

Total return	8.76%	11.44%	16.19%	14.40%	24.04%	(20.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,669,585	$1,722,790	$1,432,963	$1,455,039	$528,160	$805,341
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.59%[2]	0.55%	0.80%	0.84%	0.85%	0.74%
Expenses excluding waivers/reimbursements
and expense reductions	0.59%[2]	0.56%	0.84%	0.86%	0.94%	0.85%
Net investment income (loss)	1.31%[2]	1.45%	1.23%	0.76%	0.76%	0.83%
Portfolio turnover rate	15%	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS IS	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.10	$ 15.57	$ 13.57	$ 11.93	$ 9.70	$12.23

Income from investment operations
Net investment income (loss)	0.09	0.20	0.15[1]	0.07	0.05[1]	0.07[1]
Net realized and unrealized gains or losses on investments	1.37	1.52	2.00	1.63	2.24	(2.53)

Total from investment operations	1.46	1.72	2.15	1.70	2.29	(2.46)

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.15)	(0.06)	(0.06)	(0.07)
Net realized gains	(0.60)	0	0	0	0	0

Total distributions to shareholders	(0.69)	(0.19)	(0.15)	(0.06)	(0.06)	(0.07)

Net asset value, end of period	$ 17.87	$ 17.10	$ 15.57	$ 13.57	$11.93	$ 9.70

Total return	8.62%	11.13%	15.89%	14.23%	23.64%	(20.25%)

Ratios and supplemental data
Net assets, end of period (thousands)	$68,678	$68,764	$75,019	$80,111	$ 915	$ 771
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.85%[2]	0.80%	1.05%	1.08%	1.10%	0.99%
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[2]	0.81%	1.09%	1.10%	1.19%	1.10%
Net investment income (loss)	1.06%[2]	1.21%	0.99%	0.51%	0.49%	0.58%
Portfolio turnover rate	15%	52%	38%	54%	49%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 9.6%
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	368,275	$ 12,042,593
Darden Restaurants, Inc.	330,516	13,613,954

		25,656,547

Media 4.8%
DIRECTV Group, Inc. *	479,236	11,055,974
Gannett Co., Inc. (p)	183,240	10,314,580
Meredith Corp.	197,418	11,329,819
Omnicom Group, Inc.	193,194	19,779,202
Time Warner, Inc.	956,914	18,870,344
Walt Disney Co.	587,475	20,226,764

		91,576,683

Multi-line Retail 2.5%
Family Dollar Stores, Inc.	247,408	7,328,225
J.C. Penney Co., Inc.	182,707	15,011,207
Nordstrom, Inc.	258,562	13,688,272
Target Corp.	208,710	12,368,155

		48,395,859

Specialty Retail 0.3%
Office Depot, Inc. *	178,678	6,278,745

Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	107,232	11,394,472

CONSUMER STAPLES 10.2%
Beverages 2.1%
Coca-Cola Enterprises, Inc.	825,721	16,720,850
Molson Coors Brewing Co., Class B (p)	167,776	15,874,965
PepsiCo, Inc.	131,228	8,340,852

		40,936,667

Food & Staples Retailing 3.0%
Kroger Co.	640,884	18,104,973
Safeway, Inc. (p)	382,890	14,029,090
Wal-Mart Stores, Inc.	521,016	24,461,701

		56,595,764

Food Products 0.8%
Archer Daniels Midland Co.	401,705	14,742,574

Household Products 2.1%
Energizer Holdings, Inc. * (p)	226,500	19,327,245
Procter & Gamble Co.	318,803	20,135,597

		39,462,842

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 2.2%
Altria Group, Inc.	315,350	$ 27,690,884
Reynolds American, Inc. (p)	243,206	15,178,486

		42,869,370

ENERGY 9.7%
Energy Equipment & Services 0.6%
Nabors Industries, Ltd. * (p)	404,187	11,992,228

Oil, Gas & Consumable Fuels 9.1%
Chevron Corp.	451,940	33,425,482
ConocoPhillips	380,527	26,009,021
Exxon Mobil Corp. (p)	904,215	68,223,022
Marathon Oil Corp.	216,324	21,379,301
Valero Energy Corp.	366,733	23,650,611

		172,687,437

FINANCIALS 21.1%
Capital Markets 4.6%
Bear Stearns Cos.	84,757	12,743,215
Goldman Sachs Group, Inc.	150,030	31,000,699
Lehman Brothers Holdings, Inc.	243,520	17,063,446
Merrill Lynch & Co., Inc.	215,559	17,604,704
Morgan Stanley	122,849	9,675,587

		88,087,651

Commercial Banks 2.0%
National City Corp.	242,260	9,024,185
U.S. Bancorp	164,880	5,765,853
Wells Fargo & Co.	659,525	22,707,446

		37,497,484

Diversified Financial Services 6.8%
Bank of America Corp.	815,066	41,584,667
CIT Group, Inc.	266,376	14,096,618
Citigroup, Inc.	857,379	44,017,838
JPMorgan Chase & Co.	613,296	29,671,260

		129,370,383

Insurance 4.6%
ACE, Ltd	245,090	13,984,835
Allstate Corp.	286,469	17,205,329
American International Group, Inc.	270,346	18,172,658
MetLife, Inc. (p)	170,665	10,777,495
SAFECO Corp.	143,915	9,560,274
Travelers Companies, Inc.	359,004	18,585,637

		88,286,228

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 1.1%
ProLogis	143,202	$ 9,298,106
Simon Property Group, Inc. (p)	108,372	12,056,385

		21,354,491

Thrifts & Mortgage Finance 2.0%
Countrywide Financial Corp.	320,146	10,769,712
Freddie Mac	153,441	9,128,205
MGIC Investment Corp. (p)	146,822	8,650,752
PMI Group, Inc.	191,313	8,651,174

		37,199,843

HEALTH CARE 11.6%
Biotechnology 1.6%
Amgen, Inc. *	350,562	19,589,404
Biogen Idec, Inc. *	254,886	11,311,841

		30,901,245

Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	216,831	11,420,489
Becton Dickinson & Co.	161,219	12,396,129

		23,816,618

Health Care Providers & Services 2.2%
Aetna, Inc.	210,518	9,218,583
CIGNA Corp.	118,275	16,873,112
McKesson Corp.	284,258	16,640,463

		42,732,158

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc. * (p)	356,351	16,659,409

Pharmaceuticals 5.6%
Johnson & Johnson	353,422	21,297,210
King Pharmaceuticals, Inc.	27,514	542,752
Merck & Co., Inc.	506,574	22,375,374
Mylan Laboratories, Inc. (p)	439,851	9,298,450
Pfizer, Inc.	1,509,293	38,124,741
Watson Pharmaceuticals, Inc. *	283,773	7,500,120
Wyeth	163,814	8,195,615

		107,334,262

INDUSTRIALS 11.0%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	240,579	23,340,975
Northrop Grumman Corp.	260,361	19,323,993

		42,664,968

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.7%
Manpower, Inc.	167,953	$ 12,389,893

Industrial Conglomerates 1.9%
General Electric Co.	1,018,560	36,016,281

Machinery 4.8%
Caterpillar, Inc.	305,655	20,488,055
Cummins, Inc. (p)	93,618	13,548,397
Eaton Corp.	89,591	7,486,224
Ingersoll-Rand Co., Ltd., Class A	275,073	11,929,916
Paccar, Inc. (p)	298,558	21,914,157
Parker Hannifin Corp.	184,387	15,914,442

		91,281,191

Road & Rail 1.4%
Burlington Northern Santa Fe Corp.	151,590	12,192,384
Ryder System, Inc.	304,227	15,010,560

		27,202,944

INFORMATION TECHNOLOGY 15.0%
Communications Equipment 1.5%
Cisco Systems, Inc. *	797,188	20,352,209
Motorola, Inc.	186,207	3,290,278
QUALCOMM, Inc.	129,180	5,510,819

		29,153,306

Computers & Peripherals 4.3%
Apple, Inc. *	148,961	13,839,966
Dell, Inc. *	272,217	6,318,157
Hewlett-Packard Co.	552,995	22,197,219
International Business Machines Corp.	327,227	30,844,417
Lexmark International, Inc., Class A * (p)	139,112	8,132,488

		81,332,247

Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc.	196,206	4,200,770

Internet Software & Services 0.3%
Google, Inc., Class A *	12,710	5,823,214

IT Services 2.2%
Accenture, Ltd., Class A	237,847	9,166,624
Affiliated Computer Services, Inc., Class A *	131,261	7,728,648
Computer Sciences Corp. *	167,461	8,729,742
Electronic Data Systems Corp.	197,865	5,476,903
Fiserv, Inc. *	192,888	10,234,637

		41,336,554

Office Electronics 0.5%
Xerox Corp. *	521,079	8,801,024

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	605,242	$ 11,578,280
LSI Logic Corp. * (p)	545,903	5,699,227
MEMC Electronic Materials, Inc. *	162,737	9,858,607
Novellus Systems, Inc. * (p)	148,313	4,748,982
NVIDIA Corp. *	191,528	5,512,176
Texas Instruments, Inc.	243,730	7,336,273

		44,733,545

Software 3.7%
Cadence Design Systems, Inc. *	385,790	8,124,737
Microsoft Corp. (p)	1,616,919	45,063,533
Oracle Corp. *	950,275	17,228,486

		70,416,756

MATERIALS 2.3%
Chemicals 0.8%
Lyondell Chemical Co.	496,252	14,872,672

Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	67,239	4,450,554
United States Steel Corp.	136,444	13,531,151

		17,981,705

Paper & Forest Products 0.6%
International Paper Co. (p)	331,634	12,071,478

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	1,147,351	45,240,050
CenturyTel, Inc.	175,553	7,933,240
Verizon Communications, Inc. (p)	495,174	18,776,998

		71,950,288

UTILITIES 3.8%
Electric Utilities 1.3%
American Electric Power Co., Inc.	172,966	8,432,093
FirstEnergy Corp.	258,230	17,105,155

		25,537,248

Independent Power Producers & Energy Traders 0.9%
TXU Corp.	272,634	17,475,839

Multi-Utilities 1.6%
CenterPoint Energy, Inc. (p)	831,235	14,912,356
PG&E Corp.	305,564	14,749,574

		29,661,930

Total Common Stocks (cost $1,262,268,839)		1,870,732,813

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 13.8%
COMMERCIAL PAPER 2.4%
Chesham Finance, LLC., 5.26%, 08/08/2007	$ 4,999,000	$ 4,999,287
Deer Valley Funding, Ltd., 5.25%, 04/12/2007	5,516,790	5,520,046
Ebury Finance, LLC, 5.27%, 08/08/2007	4,999,000	4,999,287
Erste Finance, LLC, 5.47%, 07/11/2007	10,000,000	10,000,000
German Residential Funding plc, 5.37%, 08/22/2007	10,000,000	10,000,000
White Point Funding, Inc., 5.32%, 04/16/2007	9,409,509	9,422,068

		44,940,688

CORPORATE BONDS 1.4%
Capital Markets 0.3%
Morgan Stanley, FRN, 5.62%, 01/11/2008	5,005,445	5,004,246

Consumer Finance 0.3%
American Express Co., 5.40%, 11/21/2007	3,002,637	3,001,555
Toyota Motor Credit Corp., 5.33%, 01/15/2008	2,999,873	3,000,217

		6,001,772

Diversified Financial Services 0.6%
Bank of America Corp., FRN, 5.49%, 02/08/2008	6,000,000	5,999,839
Tango Finance Corp., FRN, 5.48%, 04/16/2007	4,999,800	5,000,026

		10,999,865

Insurance 0.2%
Allstate Life, FRN, 5.29%, 04/04/2008	5,000,000	4,998,967

	Shares	Value

MUTUAL FUND SHARES 0.5%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	9,232,665	9,232,665

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 9.5%
Bank of America Corp., 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity
value $20,009,133	$20,000,000	20,000,000
Barclays Capital, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $3,001,373	3,000,000	3,000,000
BNP Paribas Securities, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007,
maturity value $25,011,438	25,000,000	25,000,000
Cantor Fitzgerald & Co., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $6,002,740	6,000,000	6,000,000
Countrywide Securities Corp., 5.47%, dated 03/30/2007, maturing 04/02/2007,
maturity value $3,001,367	3,000,000	3,000,000
Credit Suisse First Boston, LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $24,010,960	24,000,000	24,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007,
maturity value $25,011,438	25,000,000	25,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Dresdner Kleinwort Wasserstein Securities, LLC, 5.49%, dated 03/30/2007,
maturing 04/02/2007, maturity value $23,010,523	$23,000,000	$ 23,000,000
Greenwich Capital Markets, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $15,006,863	15,000,000	15,000,000
JPMorgan Securities, Inc., 5.47%, dated 03/30/2007, maturing 04/02/2007,
maturity value $11,005,014	11,000,000	11,000,000
Lehman Brothers, Inc., 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity
value $6,002,740	6,000,000	6,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.48%, dated 03/30/2007, maturing
04/02/2007, maturity value $15,006,850	15,000,000	15,000,000
Nomura Securities International, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $6,002,745	6,000,000	6,000,000

		182,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $263,178,203)		263,178,203

SHORT-TERM INVESTMENTS 1.9%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.80%, 5/31/2007 ƒ †	1,000,000	991,822

	Shares	Value

MUTUAL FUND SHARES 1.8%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	35,403,134	35,403,134

Total Short-Term Investments (cost $36,394,956)		36,394,956

Total Investments (cost $1,561,841,998) 113.8%		2,170,305,972
Other Assets and Liabilities (13.8%)		(263,935,036)

Net Assets 100.0%		$ 1,906,370,936

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 462 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of
March 31, 2007:

Financials	21.5%
Information Technology	15.3%
Health Care	11.8%
Industrials	11.2%
Consumer Staples	10.4%
Energy	9.9%
Consumer Discretionary	9.8%
Utilities	3.9%
Telecommunication Services	3.8%
Materials	2.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,526,438,864) including $254,775,965 of
securities loaned	$ 2,134,902,838
Investments in affiliated money market fund, at value (cost $35,403,134)	35,403,134

Total investments	2,170,305,972
Receivable for securities sold	355,946
Receivable for Fund shares sold	787,357
Dividends receivable	2,029,174
Receivable for daily variation margin on open futures contracts	890
Receivable for securities lending income	24,032
Prepaid expenses and other assets	14,863

Total assets	2,173,518,234

Liabilities
Payable for securities purchased	2,409,793
Payable for Fund shares redeemed	1,264,159
Payable for securities on loan	263,178,203
Advisory fee payable	70,594
Distribution Plan expenses payable	7,189
Due to other related parties	25,304
Accrued expenses and other liabilities	192,056

Total liabilities	267,147,298

Net assets	$ 1,906,370,936

Net assets represented by
Paid-in capital	$ 1,361,169,635
Undistributed net investment income	483,872
Accumulated net realized losses on investments	(63,682,647)
Net unrealized gains on investments	608,400,076

Total net assets	$ 1,906,370,936

Net assets consists of
Class A	$ 130,540,415
Class B	27,168,558
Class C	10,398,799
Class I	1,669,585,049
Class IS	68,678,115

Total net assets	$ 1,906,370,936

Shares outstanding (unlimited number of shares authorized)
Class A	7,307,592
Class B	1,592,714
Class C	599,106
Class I	93,045,550
Class IS	3,842,760

Net asset value per share
Class A	$ 17.86
Class A — Offering price (based on sales charge of 4.75%)	$ 18.75
Class B	$ 17.06
Class C	$ 17.36
Class I	$ 17.94
Class IS	$ 17.87

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends	$ 17,979,090
Income from affiliate	437,737
Securities lending	82,178
Interest	40,822

Total investment income	18,539,827

Expenses
Advisory fee	3,904,349
Distribution Plan expenses
Class A	154,037
Class B	145,868
Class C	46,304
Class IS	87,155
Administrative services fee	971,646
Transfer agent fees	431,602
Trustees’ fees and expenses	13,853
Printing and postage expenses	67,725
Custodian and accounting fees	257,980
Registration and filing fees	47,463
Professional fees	28,135
Interest expense	470
Other	83,491

Total expenses	6,240,078
Less: Expense reductions	(19,758)

Net expenses	6,220,320

Net investment income	12,319,507

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	97,634,874
Futures contracts	900,866

Net realized gains on investments	98,535,740
Net change in unrealized gains or losses on investments	54,191,701

Net realized and unrealized gains or losses on investments	152,727,441

Net increase in net assets resulting from operations	$ 165,046,948

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006

Operations
Net investment income	$ 12,319,507		$ 25,169,292
Net realized gains on investments		98,535,740		122,537,195
Net change in unrealized gains or
losses on investments		54,191,701		42,096,078

Net increase in net assets resulting
from operations		165,046,948		189,802,565

Distributions to shareholders from
Net investment income
Class A		(598,122)		(1,309,543)
Class B		(49,088)		(193,294)
Class C		(17,348)		(38,495)
Class I		(10,026,046)		(22,527,984)
Class IS		(334,538)		(829,172)
Net realized gains
Class A		(4,070,672)		0
Class B		(1,044,860)		0
Class C		(307,085)		0
Class I		(58,268,660)		0
Class IS		(2,358,668)		0

Total distributions to shareholders		(77,075,087)		(24,898,488)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	884,141	15,797,081	1,126,010	18,218,002
Class B	112,132	1,898,012	145,294	2,228,649
Class C	152,119	2,625,501	204,603	3,229,172
Class I	5,336,039	95,165,738	26,070,139	428,210,678
Class IS	18,341	325,794	32,428	520,208

		115,812,126		452,406,709

Net asset value of shares issued in
reinvestment of distributions
Class A	245,422	4,316,540	73,379	1,190,886
Class B	61,276	1,028,938	11,850	182,506
Class C	12,231	209,063	1,801	28,319
Class I	1,778,111	31,405,946	349,038	5,704,010
Class IS	129,627	2,281,193	43,147	699,451

		39,241,680		7,805,172

Automatic conversion of Class B
shares to Class A shares
Class A	156,916	2,774,552	1,193,629	19,358,572
Class B	(164,243)	(2,774,552)	(1,247,392)	(19,358,572)

		0		0

Payment for shares redeemed
Class A	(743,969)	(13,206,300)	(2,101,218)	(34,002,480)
Class B	(210,987)	(3,579,157)	(811,100)	(12,502,167)
Class C	(42,679)	(734,524)	(124,790)	(1,963,319)
Class I	(14,451,034)	(257,823,199)	(17,753,024)	(287,967,821)
Class IS	(326,630)	(5,792,012)	(873,320)	(13,983,933)

		(281,135,192)		(350,419,720)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	March 31, 2007	Year Ended
	(unaudited)	September 30, 2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ (126,081,386)	$ 109,792,161

Total increase (decrease) in
net assets	(38,109,525)	274,696,238
Net assets
Beginning of period	1,944,480,461	1,669,784,223

End of period	$ 1,906,370,936	$ 1,944,480,461

Undistributed (overdistributed)
net investment income	$ 483,872	$ (810,493)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a base monthly management fee at an annual rate of 0.30% which could be adjusted up to a maximum annual rate of 0.45% or down to a minimum annual rate of 0.15%, depending on the Fund’s performance against the S&P 500. Prior to December 1, 2006, the Fund paid an annual fee of 0.30% of the Fund’s average daily net assets. During the six months ended March 31, 2007, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank, N.A., through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2007, EIS received $4,141 from the sale of Class A shares and $20,731 and $332 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $278,917,805 and $480,329,309, respectively, for the six months ended March 31, 2007.

At March 31, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	March 31, 2007	Loss

June 2007	16 S&P 500 Index	$5,788,698	$5,724,800	$63,898

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $254,775,965 and $263,178,203, respectively.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,563,677,897. The gross unrealized appreciation and depreciation on securities based on tax cost was $613,585,900 and $6,957,825, respectively, with a net unrealized appreciation of $606,628,075.

As of September 30, 2006, the Fund had $142,093,135 in capital loss carryovers for federal income tax purposes with $15,899,732 expiring in 2009 and $126,193,403 expiring in 2010.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended March 31, 2007, the Fund had average borrowings outstanding of $7,981 (on an annualized basis) at a rate of 5.89% and paid interest of $470.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

569843 rv3 05/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569843 rv3 05/2007

Evergreen Omega Fund

Evergreen

OMEGA FUND

Semiannual Report
as of March 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Omega Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s domestic equity funds continued to pursue individual fund strategies which sought capital appreciation in different areas of the equity market. The manager of Evergreen Large Company Growth Fund sought opportunities predominately among larger capitalization companies and primarily relied on company-specific fundamental analysis in his selections. The portfolio managers of Evergreen Omega Fund also relied heavily on

2

LETTER TO SHAREHOLDERS continued

bottom-up, fundamental analysis to select from a large pool of stocks of companies of different sizes. At the same time, the manager of Evergreen Large Cap Equity Fund used a more quantitatively-driven analytical process to select among both large-cap growth and value stocks. The portfolio manager for Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund sought to balance each portfolio with investments that he believed would benefit as the economic expansion persisted and also sustain growth even if economic growth decelerated. Meanwhile the team that managed Evergreen Growth Fund concentrated on opportunities among small-cap growth companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

6-month return with sales charge	-0.07%	0.64%	4.63%	N/A	N/A

6-month return w/o sales charge	6.02%	5.64%	5.63%	6.13%	5.85%

Average annual return*

1-year with sales charge	-6.22%	-6.18%	-2.23%	N/A	N/A

1-year w/o sales charge	-0.51%	-1.25%	-1.24%	-0.25%	-0.77%

5-year	2.78%	2.91%	3.27%	4.30%	3.87%

10-year	6.90%	6.75%	6.74%	7.79%	7.46%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,060.16	$ 7.24
Class B	$ 1,000.00	$ 1,056.42	$ 10.82
Class C	$ 1,000.00	$ 1,056.27	$ 10.82
Class I	$ 1,000.00	$ 1,061.33	$ 5.70
Class R	$ 1,000.00	$ 1,058.50	$ 8.26
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.90	$ 7.09
Class B	$ 1,000.00	$ 1,014.41	$ 10.60
Class C	$ 1,000.00	$ 1,014.41	$ 10.60
Class I	$ 1,000.00	$ 1,019.40	$ 5.59
Class R	$ 1,000.00	$ 1,016.90	$ 8.10

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.41% for Class A, 2.11% for Class B, 2.11% for Class C, 1.11% for Class I and 1.61% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$25.60	$ 25.54	$ 23.00	$21.07	$ 16.69	$ 20.43

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.15)[1]	(0.12)[1]	(0.22)	(0.20)[1]	(0.20)[1]
Net realized and unrealized gains or losses on investments	1.59	0.21	2.66	2.15	4.58	(3.54)

Total from investment operations	1.54	0.06	2.54	1.93	4.38	(3.74)

Net asset value, end of period	$27.14	$ 25.60	$ 25.54	$23.00	$ 21.07	$ 16.69

Total return[2]	6.02%	0.23%	11.04%	9.16%	26.24%	(18.31%)

Ratios and supplemental data
Net assets, end of period (thousands)	$523,118	$520,421	$449,639	$485,315	$441,808	$374,196
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.41%[3]	1.42%	1.44%	1.49%	1.67%	1.52%
Expenses excluding waivers/reimbursements
and expense reductions	1.45%[3]	1.51%	1.48%	1.51%	1.67%	1.52%
Net investment income (loss)	(0.38%)[3]	(0.57%)	(0.49%)	(0.92%)	(1.11%)	(0.97%)
Portfolio turnover rate	6%	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$22.51	$ 22.62	$ 20.51	$18.92	$ 15.10	$ 18.62

Income from investment operations
Net investment income (loss)	(0.13)[1]	(0.29)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]
Net realized and unrealized gains or losses on investments	1.40	0.18	2.36	1.93	4.12	(3.19)

Total from investment operations	1.27	(0.11)	2.11	1.59	3.82	(3.52)

Net asset value, end of period	$23.78	$ 22.51	$ 22.62	$20.51	$ 18.92	$ 15.10

Total return[2]	5.64%	(0.49%)	10.29%	8.40%	25.30%	(18.90%)

Ratios and supplemental data
Net assets, end of period (thousands)	$238,378	$311,011	$437,122	$542,897	$578,129	$535,527
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.11%[3]	2.12%	2.14%	2.19%	2.39%	2.27%
Expenses excluding waivers/reimbursements
and expense reductions	2.15%[3]	2.21%	2.18%	2.21%	2.39%	2.27%
Net investment income (loss)	(1.08%)[3]	(1.27%)	(1.17%)	(1.62%)	(1.83%)	(1.73%)
Portfolio turnover rate	6%	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$22.57	$ 22.67	$ 20.57	$18.97	$ 15.14	$ 18.67

Income from investment operations
Net investment income (loss)	(0.13)[1]	(0.29)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]
Net realized and unrealized gains or losses on investments	1.40	0.19	2.35	1.94	4.13	(3.20)

Total from investment operations	1.27	(0.10)	2.10	1.60	3.83	(3.53)

Net asset value, end of period	$23.84	$ 22.57	$ 22.67	$20.57	$ 18.97	$ 15.14

Total return[2]	5.63%	(0.44%)	10.21%	8.43%	25.30%	(18.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$54,552	$64,042	$92,223	$128,964	$133,551	$126,367
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.11%[3]	2.12%	2.14%	2.19%	2.39%	2.27%
Expenses excluding waivers/reimbursements
and expense reductions	2.15%[3]	2.21%	2.18%	2.21%	2.39%	2.27%
Net investment income (loss)	(1.08%)[3]	(1.27%)	(1.15%)	(1.62%)	(1.83%)	(1.73%)
Portfolio turnover rate	6%	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$26.25	$ 26.10	$ 23.44	$21.40	$ 16.91	$ 20.65

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.08)[1]	(0.04)[1]	(0.15)	(0.16)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	1.62	0.23	2.70	2.19	4.65	(3.59)

Total from investment operations	1.61	0.15	2.66	2.04	4.49	(3.74)

Net asset value, end of period	$27.86	$ 26.25	$ 26.10	$23.44	$ 21.40	$ 16.91

Total return	6.13%	0.57%	11.35%	9.53%	26.55%	(18.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,299	$16,344	$10,526	$15,127	$13,913	$11,519
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.11%[2]	1.12%	1.14%	1.19%	1.39%	1.28%
Expenses excluding waivers/reimbursements
and expense reductions	1.15%[2]	1.21%	1.18%	1.21%	1.39%	1.28%
Net investment income (loss)	(0.08%)[2]	(0.30%)	(0.15%)	(0.62%)	(0.83%)	(0.72%)
Portfolio turnover rate	6%	128%	134%	159%	206%	170%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS R	(unaudited)	2006	2005	2004[1]

Net asset value, beginning of period	$25.47	$25.46	$22.97	$22.31

Income from investment operations

Net investment income (loss)	(0.07)[2]	(0.19)[2]	(0.24)[2]	(0.22)[2]
Net realized and unrealized gains or losses on investments	1.56	0.20	2.73	0.88

Total from investment operations	1.49	0.01	2.49	0.66

Net asset value, end of period	$26.96	$25.47	$25.46	$22.97

Total return	5.85%	0.04%	10.84%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 64	$ 445	$ 385	$ 7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.62%	1.63%	1.64%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.65%[3]	1.71%	1.67%	1.66%[3]
Net investment income (loss)	(0.51%)[3]	(0.75%)	(0.98%)	(1.00%)[3]
Portfolio turnover rate	6%	128%	134%	159%

1 For the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 17.2%
Diversified Consumer Services 4.7%
Apollo Group, Inc., Class A * (p)	884,433	$38,826,609

Hotels, Restaurants & Leisure 2.5%
Carnival Corp.	205,181	9,614,782
OSI Restaurant Partners, Inc.	286,353	11,310,943

		20,925,725

Internet & Catalog Retail 4.8%
Amazon.com, Inc. * (p)	1,007,792	40,100,044

Media 2.9%
Omnicom Group, Inc.	230,540	23,602,685

Multi-line Retail 0.9%
Target Corp.	128,602	7,620,955

Specialty Retail 1.4%
Best Buy Co., Inc.	241,752	11,778,157

CONSUMER STAPLES 8.2%
Beverages 2.8%
Coca-Cola Co.	483,543	23,210,064

Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	534,443	25,092,099

Household Products 2.4%
Procter & Gamble Co.	310,391	19,604,296

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	116,100	8,586,756
ConocoPhillips	116,240	7,945,004

		16,531,760

FINANCIALS 6.8%
Capital Markets 1.5%
Legg Mason, Inc. (p)	136,000	12,812,560

Diversified Financial Services 2.7%
Citigroup, Inc.	431,604	22,158,549

Insurance 2.6%
Marsh & McLennan Cos.	747,792	21,902,828

HEALTH CARE 20.1%
Biotechnology 6.8%
Amgen, Inc. *	568,045	31,742,355
Biogen Idec, Inc. *	569,325	25,266,643

		57,008,998

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 8.6%
Medtronic, Inc.	433,815	$21,282,964
St. Jude Medical, Inc. *	647,403	24,348,827
Zimmer Holdings, Inc. *	299,456	25,576,537

		71,208,328

Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	982,621	27,277,559
Johnson & Johnson	30,353	1,829,072
Pfizer, Inc.	384,691	9,717,294

		38,823,925

INDUSTRIALS 7.2%
Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc. (p)	136,461	5,638,568
United Parcel Service, Inc., Class B	60,900	4,269,090

		9,907,658

Industrial Conglomerates 4.1%
Tyco International, Ltd.	1,086,425	34,276,709

Machinery 1.9%
Pall Corp.	426,538	16,208,444

INFORMATION TECHNOLOGY 37.9%
Communications Equipment 6.6%
Cisco Systems, Inc. *	1,023,327	26,125,538
QUALCOMM, Inc.	674,941	28,792,983

		54,918,521

Computers & Peripherals 5.7%
Dell, Inc. *	1,037,712	24,085,296
Lexmark International, Inc., Class A * (p)	392,228	22,929,649

		47,014,945

Internet Software & Services 7.0%
eBay, Inc. *	967,326	32,066,857
Google, Inc., Class A *	57,035	26,131,156

		58,198,013

IT Services 3.4%
Affiliated Computer Services, Inc., Class A *	323,937	19,073,410
Automatic Data Processing, Inc.	183,692	8,890,693

		27,964,103

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 7.6%
Altera Corp. * (p)	1,606,287	$32,109,677
Intel Corp.	936,361	17,912,586
KLA-Tencor Corp.	104,217	5,556,850
Texas Instruments, Inc.	266,886	8,033,269

		63,612,382

Software 7.6%
Microsoft Corp.	1,068,306	29,773,688
Oracle Corp. *	1,867,031	33,849,272

		63,622,960

Total Common Stocks (cost $742,870,688)		826,931,317

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 12.3%
COMMERCIAL PAPER 1.2%
Erste Corporate Finance, LLC, 5.47%, 07/11/2007	$ 10,000,000	10,000,000

CORPORATE BONDS 2.9%
Capital Markets 0.6%
Morgan Stanley, FRN, 5.62%, 01/11/2008	5,005,350	5,004,246

Diversified Financial Services 1.7%
Bank of America Corp., FRN, 5.49%, 02/08/2008	4,000,000	3,999,893
Sedna Finance, Inc, FRN, 5.33, 10/26/2007	4,998,750	4,999,976
Stanfield Victoria, LLC, FRN, 5.53%, 07/25/2007	5,000,415	5,001,561

		14,001,430

Insurance 0.6%
Allstate Corp., FRN, 5.29%, 04/04/2008	5,000,000	4,998,966

	Shares	Value

MUTUAL FUND SHARES 0.0%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	398,636	398,636

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 8.2%
Bank of America LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007, maturity
value $4,001,827	$ 4,000,000	4,000,000
Barclays Capital, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $1,000,458	1,000,000	1,000,000
BNP Paribas SA, 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $4,001,830	4,000,000	4,000,000
Cantor Fitzgerald & Co., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $9,004,110	9,000,000	9,000,000
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS^ continued
Countrywide Securities Corp, 5.47%, dated 03/30/2007, maturing 04/02/2007,
maturity value $4,001,823	$4,000,000	$4,000,000
Credit Suisse First Boston, LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $8,003,653	8,000,000	8,000,000
Deutsche Bank AG, 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $6,002,745	6,000,000	6,000,000
Dresdner Kleinwort Wasserstein, LLC, 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $1,000,458	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $6,002,745	6,000,000	6,000,000
Lehman Brothers Holdings, Inc., 5.48%, dated 03/30/2007, maturing
04/02/2007, maturity value $8,003,653	8,000,000	8,000,000
Merrill Lynch & Co., Inc., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $9,004,110	9,000,000	9,000,000
Nomura Holdings, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007, maturity
value $8,003,660	8,000,000	8,000,000

		68,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $102,403,278)		102,403,278

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø
(cost $430,727)	430,727	430,727

Total Investments (cost $845,704,693) 111.8%		929,765,322
Other Assets and Liabilities (11.8%)		(98,353,187)

Net Assets 100.0%		$831,412,135

*   Non-income producing security

(p)  All or a portion of this security is on loan.

q   Rate shown is the 7-day annualized yield at period end.

^   Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 461 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN   Floating Rate Note

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of March 31, 2007:

Information Technology	38.1%
Health Care	20.2%
Consumer Discretionary	17.3%
Consumer Staples	8.2%
Industrials	7.3%
Financials	6.9%
Energy	2.0%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $845,273,966) including
$98,673,105 of securities loaned	$929,334,595
Investments in affiliated money market fund, at value (cost $430,727)	430,727

Total investments	929,765,322
Receivable for securities sold	7,630,155
Receivable for Fund shares sold	113,123
Dividends receivable	586,177
Receivable for securities lending income	16,864
Prepaid expenses and other assets	22,688

Total assets	938,134,329

Liabilities
Payable for securities purchased	1,967,966
Payable for Fund shares redeemed	2,058,170
Payable for securities on loan	102,403,278
Advisory fee payable	30,740
Distribution Plan expenses payable	32,503
Due to other related parties	24,759
Accrued expenses and other liabilities	204,778

Total liabilities	106,722,194

Net assets	$831,412,135

Net assets represented by
Paid-in capital	$1,256,252,022
Undistributed net investment loss	(2,946,139)
Accumulated net realized losses on investments	(505,954,377)
Net unrealized gains on investments	84,060,629

Total net assets	$831,412,135

Net assets consists of
Class A	$523,118,105
Class B	238,378,137
Class C	54,552,477
Class I	15,299,341
Class R	64,075

Total net assets	$831,412,135

Shares outstanding (unlimited number of shares authorized)
Class A	19,267,369
Class B	10,023,796
Class C	2,288,099
Class I	549,074
Class R	2,377

Net asset value per share
Class A	$27.14
Class A — Offering price (based on sales charge of 5.75%)	$28.80
Class B	$23.78
Class C	$23.84
Class I	$27.86
Class R	$26.96

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends	$4,477,660
Income from affiliate	94,709
Securities lending	54,797

Total investment income	4,627,166

Expenses
Advisory fee	2,327,344
Distribution Plan expenses
Class A	802,564
Class B	1,435,821
Class C	305,006
Class R	1,025
Administrative services fee	448,013
Transfer agent fees	2,120,266
Trustees’ fees and expenses	6,208

Printing and postage expenses	92,194
Custodian and accounting fees	119,050
Registration and filing fees	28,944
Professional fees	20,861
Other	13,003

Total expenses	7,720,299
Less: Expense reductions	(8,664)
Fee waivers and expense reimbursements	(184,852)

Net expenses	7,526,783

Net investment loss	(2,899,617)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	15,507,944
Net change in unrealized gains or losses on investments	41,335,437

Net realized and unrealized gains or losses on investments	56,843,381

Net increase in net assets resulting from operations	$53,943,764

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006

Operations
Net investment loss		$(2,899,617)		$(8,158,665)
Net realized gains on investments		15,507,944		134,568,350
Net change in unrealized gains or losses
on investments		41,335,437		(117,205,351)

Net increase in net assets resulting from
operations		53,943,764		9,204,334

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	509,420	13,811,592	989,707	25,698,561
Class B	146,427	3,497,012	422,696	9,664,856
Class C	37,227	887,789	115,963	2,668,266
Class I	37,977	1,060,980	49,588	1,303,861
Class R	3,378	90,796	4,858	125,348

		19,348,169		39,460,892

Automatic conversion of Class B shares
to Class A shares
Class A	1,745,079	47,592,590	2,018,499	52,271,228
Class B	(1,988,529)	(47,592,590)	(2,288,531)	(52,271,228)

		0		0

Payment for shares redeemed
Class A	(3,306,094)	(89,969,282)	(5,327,496)	(136,904,995)
Class B	(1,947,953)	(46,498,004)	(4,708,914)	(106,990,824)
Class C	(586,446)	(14,020,516)	(1,539,446)	(35,081,520)
Class I	(111,532)	(3,137,891)	(162,435)	(4,248,200)
Class R	(18,481)	(517,249)	(2,489)	(61,571)

		(154,142,942)		(283,287,110)

Net asset value of shares issued in
acquisition
Class A	0	0	5,039,897	122,033,502
Class B	0	0	1,059,796	22,582,434
Class C	0	0	193,212	4,127,458
Class I	0	0	332,260	8,246,579

		0		156,989,973

Net decrease in net assets resulting
from capital share transactions		(134,794,773)		(86,836,245)

Total decrease in net assets		(80,851,009)		(77,631,911)
Net assets
Beginning of period		912,263,144		989,895,055

End of period	$ 831,412,135		$ 912,263,144

Undistributed net investment loss		$(2,946,139)		$(46,522)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Omega Fund, increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2007, EIMC contractually waived its advisory fee in the amount of $171,783 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $13,069.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $49,009 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2007, EIS received $8,083 from the sale of Class A shares and $249,012 and $1,524 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on August 25, 2006, the Fund acquired the net assets of Evergreen Aggressive Growth Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Aggressive Growth Fund at an exchange ratio of 0.69, 0.71, 0.70 and 0.71 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $1,066,847. The aggregate net assets of the Fund and Evergreen Aggressive Growth Fund immediately prior to the acquisition were $733,831,066 and $156,989,973, respectively. The aggregate net assets of the Fund immediately after the acquisition were $890,821,039.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $55,629,773 and $197,485,480, respectively, for the six months ended March 31, 2007.

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the value of collateral amounted to $98,673,105 and $102,403,278, respectively.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $846,326,869. The gross unrealized appreciation and depreciation on securities based on tax cost was $93,802,662 and $10,364,209, respectively, with a net unrealized appreciation of $83,438,453.

As of September 30, 2006, the Fund had $520,862,796 in capital loss carryovers for federal income tax purposes with $11,216,683 expiring in 2009, $310,225,086 expiring in 2010 and $199,421,027 expiring in 2011.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers was limited during the year ended September 30, 2006 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended March 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566382 rv4 05/2007

Evergreen Small-Mid Growth Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Small-Mid Growth Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s domestic equity funds continued to pursue individual fund strategies which sought capital appreciation in different areas of the equity market. The manager of Evergreen Large Company Growth Fund sought opportunities predominately among larger capitalization companies and primarily relied on company-specific fundamental analysis in his selections. The portfolio managers of Evergreen Omega Fund also relied heavily on

2

LETTER TO SHAREHOLDERS continued

bottom-up, fundamental analysis to select from a large pool of stocks of companies of different sizes. At the same time, the manager of Evergreen Large Cap Equity Fund used a more quantitatively-driven analytical process to select among both large-cap growth and value stocks. The portfolio manager for Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund sought to balance each portfolio with investments that he believed would benefit as the economic expansion persisted and also sustain growth even if economic growth decelerated. Meanwhile the team that managed Evergreen Growth Fund concentrated on opportunities among small-cap growth companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Donald M. Bisson, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/11/2005

	Class A	Class I
Class inception date	10/11/2005	10/11/2005

Nasdaq symbol	ESMGX	ESMIX

6-month return with sales charge	7.03%	N/A

6-month return w/o sales charge	13.53%	13.71%

Average annual return*

1-year with sales charge	0.46%	N/A

1-year w/o sales charge	6.60%	6.86%

Since portfolio inception	15.38%	20.33%

Maximum sales charge	5.75%	N/A
	Front-end

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Small-Mid Growth Fund Class A shares versus a similar investment in the Russell 2500 Growth Index (Russell 2500 Growth) and the Consumer Price Index (CPI).

The Russell 2500 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,135.30	$ 6.37
Class I	$ 1,000.00	$ 1,137.12	$ 4.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.97	$ 6.02
Class I	$ 1,000.00	$ 1,020.34	$ 4.63

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.20% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	March 31, 2007	September 30,
CLASS A	(unaudited)	2006[1]

Net asset value, beginning of period	$11.53	$10.00

Income from investment operations
Net investment income (loss)	(0.01)[2]	(0.05)
Net realized and unrealized gains or losses on investments	1.57	1.58

Total from investment operations	1.56	1.53

Net asset value, end of period	$13.09	$11.53

Total return[3]	13.53%	15.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 47	$ 3
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.20%[4]	1.18%[4,5]
Expenses excluding waivers/reimbursements and expense reductions	1.30%[4]	1.99%[4]
Net investment income (loss)	(0.24%)[4]	(0.66%)[4]
Portfolio turnover rate	76%	132%

1 For the period from October 11, 2005 (commencem ent of class operations), to September 30, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

5 Including the expense reductions, the ratio would be 1.17%.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	March 31, 2007	September 30,
CLASS I	(unaudited)	2006[1]

Net asset value, beginning of period	$ 11.54	$ 10.00

Income from investment operations
Net investment income (loss)	(0.01)[2]	(0.02)
Net realized and unrealized gains or losses on investments	1.59	1.56

Total from investment operations	1.58	1.54

Distributions to shareholders from
Net investment income	(0.01)	0

Net asset value, end of period	$ 13.11	$ 11.54

Total return	13.71%	15.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$102,790	$22,429
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[3]	0.93%[3,4]
Expenses excluding waivers/reimbursements and expense reductions	0.97%[3]	1.74%[3]
Net investment income (loss)	(0.13%)[3]	(0.37%)[3]
Portfolio turnover rate	76%	132%

1 For the period from October 11, 2005 (commencem ent of class operations), to September 30, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

4 Including the expense reductions, the ratio would be 0.92%.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 20.2%
Diversified Consumer Services 2.2%
Strayer Education, Inc	17,800	$ 2,225,000

Hotels, Restaurants & Leisure 3.8%
Panera Bread Co., Class A * (p)	32,700	1,931,262
Penn National Gaming, Inc. *	46,900	1,989,498

		3,920,760

Internet & Catalog Retail 2.0%
priceline.com, Inc	39,600	2,109,096

Media 1.9%
Lamar Advertising Co., Class A *	30,600	1,926,882

Specialty Retail 6.3%
Abercrombie & Fitch Co., Class A	24,300	1,839,024
GameStop Corp., Class A *	71,700	2,335,269
Zumiez, Inc. * (p)	58,900	2,363,068

		6,537,361

Textiles, Apparel & Luxury Goods 4.0%
Hanesbrands, Inc. *	69,900	2,054,361
Polo Ralph Lauren Corp., Class A	23,100	2,036,265

		4,090,626

CONSUMER STAPLES 1.9%
Food Products 1.9%
Hain Celestial Group, Inc. *	64,700	1,945,529

ENERGY 3.9%
Energy Equipment & Services 2.7%
Atwood Oceanics, Inc. *	18,100	1,062,289
Cameron International Corp. *	27,160	1,705,376

		2,767,665

Oil, Gas & Consumable Fuels 1.2%
Southwestern Energy Co. *	28,728	1,177,274

FINANCIALS 3.6%
Capital Markets 2.0%
Affiliated Managers Group, Inc. * (p)	18,900	2,047,815

Diversified Financial Services 1.6%
Nasdaq Stock Market, Inc. *	56,400	1,658,724

HEALTH CARE 15.0%
Biotechnology 0.9%
Cephalon, Inc. *	13,700	975,577

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.1%
ArthroCare Corp. * (p)	47,000	$ 1,693,880
Hologic, Inc. *	41,500	2,392,060
Respironics, Inc. *	52,600	2,208,674

		6,294,614

Health Care Providers & Services 6.1%
Health Net, Inc. *	36,800	1,980,208
Pediatrix Medical Group, Inc. *	41,700	2,379,402
Psychiatric Solutions, Inc. *	46,164	1,860,871

		6,220,481

Life Sciences Tools & Services 1.9%
Qiagen NV * (p)	114,600	1,968,828

INDUSTRIALS 19.4%
Airlines 1.7%
AirTran Holdings, Inc. * (p)	169,800	1,743,846

Commercial Services & Supplies 4.0%
Monster Worldwide, Inc. *	45,500	2,155,335
Watson Wyatt Worldwide, Inc	39,400	1,916,810

		4,072,145

Electrical Equipment 4.2%
General Cable Corp. *	38,400	2,051,712
Roper Industries, Inc	40,600	2,228,128

		4,279,840

Industrial Conglomerates 1.4%
McDermott International, Inc. *	29,900	1,464,502

Machinery 4.1%
AGCO Corp. *	57,900	2,140,563
Terex Corp. *	29,700	2,131,272

		4,271,835

Road & Rail 2.0%
Landstar System, Inc	45,100	2,067,384

Trading Companies & Distributors 2.0%
MSC Industrial Direct Co., Class A	44,400	2,072,592

INFORMATION TECHNOLOGY 28.1%
Communications Equipment 5.9%
Arris Group, Inc. *	149,400	2,103,552
F5 Networks, Inc. *	15,100	1,006,868
NICE-Systems, Ltd., ADR *	33,108	1,126,334
Sonus Networks, Inc. *	228,500	1,843,995

		6,080,749

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.0%
Flir Systems, Inc. *	58,000	$ 2,068,860

Internet Software & Services 4.9%
Akamai Technologies, Inc. *	22,000	1,098,240
SINA Corp. *	29,900	1,004,939
WebEx Communications, Inc. *	52,100	2,962,406

		5,065,585

IT Services 3.3%
Syntel, Inc	44,700	1,548,855
WNS Holdings, Ltd. *	61,600	1,795,024

		3,343,879

Semiconductors & Semiconductor Equipment 7.1%
Intersil Corp., Class A	74,100	1,962,909
Power Integrations, Inc. *	124,400	2,817,660
SiRF Technology Holdings, Inc. * (p)	89,800	2,492,848

		7,273,417

Software 4.9%
ANSYS, Inc. *	39,100	1,985,107
Nuance Communications, Inc. (p)	71,300	1,091,603
Quality Systems, Inc. (p)	48,600	1,944,000

		5,020,710

MATERIALS 3.9%
Chemicals 1.9%
Mosaic Co. *	73,100	1,948,846

Metals & Mining 2.0%
RTI International Metals, Inc	22,900	2,084,129

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 1.8%
Time Warner Telecom, Inc. *	87,000	1,806,990

Wireless Telecommunication Services 1.9%
Leap Wireless International, Inc. *	30,000	1,979,400

Total Common Stocks (cost $94,266,073)		102,510,941

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 13.9%
MUTUAL FUND SHARES 0.3%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	295,080	295,080

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 13.6%
Bank of America Corp., 5.48%, dated 3/30/2007, maturing 4/2/2007, maturity
value $1,000,457	$ 1,000,000	$ 1,000,000
Barclays Capital, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007, maturity
value $1,000,458	1,000,000	1,000,000
BNP Paribas Securities, 5.49%, dated 3/30/2007, maturing 4/2/2007, maturity
value $1,000,458	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 5.48%, dated 3/30/2007, maturing 4/2/2007,
maturity value $3,001,370	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007,
maturity value $3,001,373	3,000,000	3,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.49%, dated 3/30/2007,
maturing 4/2/2007, maturity value $2,000,915	2,000,000	2,000,000
Lehman Brothers, Inc., 5.48%, dated 3/30/2007, maturing 4/2/2007, maturity
value $1,000,457	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.48%, dated 3/30/2007, maturing
4/2/2007, maturity value $1,000,457	1,000,000	1,000,000
Nomura Securities International, Inc., 5.49%, dated 3/30/2007, maturing
4/2/2007, maturity value $1,000,458	1,000,000	1,000,000

		14,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $14,295,080)		14,295,080

	Shares	Value

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $7,485,853)	7,485,853	7,485,853

Total Investments (cost $116,047,006) 120.9%		124,291,874
Other Assets and Liabilities (20.9%)		(21,455,154)

Net Assets 100.0%		$ 102,836,720

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 406 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of
March 31, 2007:

Information Technology	28.2%
Consumer Discretionary	20.3%
Industrials	19.5%
Health Care	15.1%
Materials	3.9%
Energy	3.8%
Telecommunication Services	3.7%
Financials	3.6%
Consumer Staples	1.9%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $94,561,153) including $13,754,123 of securities
loaned	$ 102,806,021
Investments in affiliated money market fund, at value (cost $7,485,853)	7,485,853
Investments in repurchase agreements, at value (cost $14,000,000)	14,000,000

Total investments	124,291,874
Receivable for Fund shares sold	107,136
Dividends receivable	21,215
Receivable for securities lending income	3,372
Prepaid expenses and other assets	19,821

Total assets	124,443,418

Liabilities
Payable for securities purchased	7,288,366
Payable for Fund shares redeemed	7,452
Payable for securities on loan	14,295,080
Advisory fee payable	5,641
Due to other related parties	971
Accrued expenses and other liabilities	9,188

Total liabilities	21,606,698

Net assets	$ 102,836,720

Net assets represented by
Paid-in capital	$ 93,856,842
Overdistributed net investment loss	(88,505)
Accumulated net realized gains on investments	823,515
Net unrealized gains on investments	8,244,868

Total net assets	$ 102,836,720

Net assets consists of
Class A	$ 47,119
Class I	102,789,601

Total net assets	$ 102,836,720

Shares outstanding (unlimited number of shares authorized)
Class A	3,600
Class I	7,843,432

Net asset value per share
Class A	$ 13.09
Class A — Offering price (based on sales charge of 5.75%)	$ 13.89
Class I	$ 13.11

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $38)	$ 186,376
Income from affiliate	79,420
Securities lending	9,913
Interest	5,773

Total investment income	281,482

Expenses
Advisory fee	248,766
Distribution Plan expenses	27
Administrative services fee	35,374
Transfer agent fees	38
Trustees’ fees and expenses	1,273
Printing and postage expenses	11,589
Custodian and accounting fees	17,409
Registration and filing fees	18,526
Professional fees	10,104
Other	939

Total expenses	344,045
Less: Expense reductions	(747)
Fee waivers and expense reimbursements	(16,326)

Net expenses	326,972

Net investment loss	(45,490)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	988,757
Foreign currency related transactions	25

Net realized gains on investments	988,782
Net change in unrealized gains or losses on investments	6,936,776

Net realized and unrealized gains or losses on investments	7,925,558

Net increase in net assets resulting from operations	$ 7,880,068

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006 (a)

Operations
Net investment loss	$ (45,490)		$ (38,125)
Net realized gains or losses on
investments		988,782		(165,262)
Net change in unrealized gains or losses
on investments		6,936,776		1,308,092

Net increase in net assets resulting from
operations		7,880,068		1,104,705

Distributions to shareholders from
Net investment income — Class I		(42,978)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,307	42,170	294	3,094
Class I	6,668,235	82,388,141	1,984,594	21,782,597

		82,430,311		21,785,691

Net asset value of shares issued in
reinvestment of distributions
Class I	2,869	35,831	0	0

Payment for shares redeemed
Class A	(1)	(15)	0	0
Class I	(771,739)	(9,899,324)	(40,527)	(457,569)

		(9,899,339)		(457,569)

Net increase in net assets resulting from
capital share transactions		72,566,803		21,328,122

Total increase in net assets		80,403,893		22,432,827
Net assets
Beginning of period		22,432,827		0

End of period	$ 102,836,720		$ 22,432,827

Undistributed (overdistributed) net
investment loss	$ (88,505)		$ (37)

(a) For the period from October 11, 2005 (commencement of operations), to September 30, 2006.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small-Mid Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2007, EIMC contractually waived its advisory fee in the amount of $16,322 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $1,159 to Wachovia Securities, LLC.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $125,383,476 and $52,766,238, respectively, for the six months ended March 31, 2007.

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the value of collateral amounted to $13,754,123 and $14,295,080, respectively.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $116,220,035. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,184,685 and $1,112,846, respectively, with a net unrealized appreciation of $8,071,839.

As of September 30, 2006, the Fund had $27,740 in capital loss carryovers for federal income tax purposes expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2006, the Fund incurred and elected to defer post-October losses of $4,570.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended March 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts,

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

576004 rv1 05/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

576004 rv1 05/2007

Evergreen Large Company Growth Fund

Evergreen

LARGE COMPANY GROWTH FUND

Semiannual Report
as of March 31, 2007

Evergreen Investments™
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Large Company Growth Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s domestic equity funds continued to pursue individual fund strategies which sought capital appreciation in different areas of the equity market. The manager of Evergreen Large Company Growth Fund sought opportunities predominately among larger capitalization companies and primarily relied on company-specific fundamental analysis in his selections. The portfolio managers of Evergreen Omega Fund also relied heavily on

2

LETTER TO SHAREHOLDERS continued

bottom-up, fundamental analysis to select from a large pool of stocks of companies of different sizes. At the same time, the manager of Evergreen Large Cap Equity Fund used a more quantitatively-driven analytical process to select among both large-cap growth and value stocks. The portfolio manager for Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund sought to balance each portfolio with investments that he believed would benefit as the economic expansion persisted and also sustain growth even if economic growth decelerated. Meanwhile the team that managed Evergreen Growth Fund concentrated on opportunities among small-cap growth companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935
	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

6-month return with sales charge	-0.41%	0.26%	4.26%	N/A

6-month return w/o sales charge	5.60%	5.26%	5.26%	5.89%

Average annual return*

1-year with sales charge	-3.29%	-3.05%	0.95%	N/A

1-year w/o sales charge	2.65%	1.95%	1.95%	2.93%

5-year	2.36%	2.48%	2.84%	3.88%

10-year	5.45%	5.38%	5.37%	6.20%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,056.03	$ 5.74
Class B	$ 1,000.00	$ 1,052.55	$ 9.36
Class C	$ 1,000.00	$ 1,052.55	$ 9.36
Class I	$ 1,000.00	$ 1,058.91	$ 4.26
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.35	$ 5.64
Class B	$ 1,000.00	$ 1,015.81	$ 9.20
Class C	$ 1,000.00	$ 1,015.81	$ 9.20
Class I	$ 1,000.00	$ 1,020.79	$ 4.18

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.12% for Class A, 1.83% for Class B, 1.83% for Class C and 0.83% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.96	$6.66	$ 5.96	$5.52	$ 4.68	$ 5.60

Income from investment operations
Net investment income (loss)	0[1]	0[1]	0.01[1]	(0.02)[1]	(0.02)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	0.39	0.31	0.69	0.46	0.86	(0.90)

Total from investment operations	0.39	0.31	0.70	0.44	0.84	(0.92)

Distributions to shareholders from
Net investment income	0	(0.01)	0	0	0	0

Net asset value, end of period	$7.35	$6.96	$ 6.66	$5.96	$ 5.52	$ 4.68

Total return[2]	5.60%	4.65%	11.74%	7.97%	17.95%	(16.43%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 332	$ 342	$ 371	$ 400	$ 413	$ 392
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.12%[3]	1.14%	1.15%	1.18%	1.20%	1.12%
Expenses excluding waivers/reimbursements
and expense reductions	1.12%[3]	1.14%	1.15%	1.18%	1.20%	1.12%
Net investment income (loss)	0.08%[3]	(0.01%)	0.18%	(0.36%)	(0.35%)	(0.32%)
Portfolio turnover rate	7%	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.47	$6.23	$ 5.61	$5.23	$ 4.47	$ 5.38

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.05)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.36	0.29	0.65	0.44	0.81	(0.85)

Total from investment operations	0.34	0.24	0.62	0.38	0.76	(0.91)

Net asset value, end of period	$6.81	$6.47	$ 6.23	$5.61	$ 5.23	$ 4.47

Total return[2]	5.26%	3.85%	11.05%	7.27%	17.00%	(16.91%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 17	$ 18	$ 22	$ 27	$ 27	$ 24
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.83%[3]	1.84%	1.85%	1.88%	1.92%	1.86%
Expenses excluding waivers/reimbursements
and expense reductions	1.83%[3]	1.84%	1.85%	1.88%	1.92%	1.86%
Net investment income (loss)	(0.63%)[3]	(0.71%)	(0.50%)	(1.07%)	(1.07%)	(1.07%)
Portfolio turnover rate	7%	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.47	$6.23	$ 5.61	$5.24	$ 4.47	$ 5.39

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.05)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.36	0.29	0.65	0.43	0.82	(0.86)

Total from investment operations	0.34	0.24	0.62	0.37	0.77	(0.92)

Net asset value, end of period	$6.81	$6.47	$ 6.23	$5.61	$ 5.24	$ 4.47

Total return[2]	5.26%	3.85%	11.05%	7.06%	17.23%	(17.07%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 9	$ 8	$ 9	$ 9	$ 8	$ 5
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.83%[3]	1.84%	1.85%	1.88%	1.92%	1.87%
Expenses excluding waivers/reimbursements
and expense reductions	1.83%[3]	1.84%	1.85%	1.88%	1.92%	1.87%
Net investment income (loss)	(0.63%)[3]	(0.71%)	(0.53%)	(1.06%)	(1.08%)	(1.06%)
Portfolio turnover rate	7%	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$6.96	$6.67	$ 5.94	$5.49	$ 4.64	$ 5.54

Income from investment operations
Net investment income (loss)	0.01[1]	0.02[1]	0.03[1]	0[1]	(0.01)[1]	0[1]
Net realized and unrealized gains or losses on investments	0.40	0.30	0.70	0.45	0.86	(0.90)

Total from investment operations	0.41	0.32	0.73	0.45	0.85	(0.90)

Distributions to shareholders from
Net investment income	0	(0.03)	0	0	0	0

Net asset value, end of period	$7.37	$6.96	$ 6.67	$5.94	$ 5.49	$ 4.64

Total return	5.89%	4.81%	12.29%	8.20%	18.32%	(16.25%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 12	$ 14	$ 15	$ 15	$ 10	$ 2
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[2]	0.84%	0.85%	0.88%	0.92%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%[2]	0.84%	0.85%	0.88%	0.92%	0.88%
Net investment income (loss)	0.38%[2]	0.29%	0.49%	(0.05%)	(0.13%)	(0.05%)
Portfolio turnover rate	7%	117%	120%	106%	206%	163%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 13.9%
Diversified Consumer Services 3.3%
Apollo Group, Inc., Class A *	280,500	$12,313,950

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	70,219	3,290,463
OSI Restaurant Partners, Inc.	9,000	355,500

		3,645,963

Internet & Catalog Retail 4.3%
Amazon.com, Inc. * (p)	399,191	15,883,810

Media 3.3%
Omnicom Group, Inc.	119,216	12,205,334

Multi-line Retail 0.6%
Target Corp.	37,300	2,210,398

Specialty Retail 1.4%
Best Buy Co., Inc.	104,631	5,097,622

CONSUMER STAPLES 10.8%
Beverages 4.5%
Coca-Cola Co.	250,566	12,027,168
Diageo plc, ADR (p)	55,340	4,479,773

		16,506,941

Food & Staples Retailing 3.4%
Wal-Mart Stores, Inc.	269,001	12,629,597

Household Products 2.9%
Procter & Gamble Co.	167,473	10,577,595

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	51,700	3,823,732
ConocoPhillips	51,630	3,528,910

		7,352,642

FINANCIALS 8.8%
Capital Markets 1.5%
Legg Mason, Inc.	59,900	5,643,179

Diversified Financial Services 4.1%
Citigroup, Inc.	298,397	15,319,702

Insurance 3.2%
Marsh & McLennan Cos.	400,387	11,727,335

HEALTH CARE 18.8%
Biotechnology 6.8%
Amgen, Inc. *	244,720	13,674,953
Biogen Idec, Inc. *	255,855	11,354,845

		25,029,798

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 7.5%
Medtronic, Inc.	210,217	$10,313,246
St. Jude Medical, Inc. *	241,080	9,067,019
Zimmer Holdings, Inc. *	96,419	8,235,147

		27,615,412

Pharmaceuticals 4.5%
Bristol-Myers Squibb Co.	441,592	12,258,594
Johnson & Johnson	5,896	355,293
Pfizer, Inc.	160,500	4,054,230

		16,668,117

INDUSTRIALS 8.6%
Aerospace & Defense 0.4%
United Technologies Corp.	23,545	1,530,425

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	39,900	2,796,990

Industrial Conglomerates 5.5%
General Electric Co.	158,587	5,607,636
Tyco International, Ltd.	469,517	14,813,262

		20,420,898

Machinery 1.9%
Pall Corp.	184,077	6,994,926

INFORMATION TECHNOLOGY 35.5%
Communications Equipment 6.5%
Cisco Systems, Inc. *	441,700	11,276,601
QUALCOMM, Inc.	300,758	12,830,336

		24,106,937

Computers & Peripherals 4.7%
Dell, Inc. *	448,136	10,401,237
Lexmark International, Inc., Class A *	118,022	6,899,566

		17,300,803

Internet Software & Services 7.2%
eBay, Inc. *	450,443	14,932,185
Google, Inc., Class A *	25,680	11,765,549

		26,697,734

IT Services 2.0%
Affiliated Computer Services, Inc., Class A *	56,348	3,317,770
Automatic Data Processing, Inc.	80,493	3,895,861

		7,213,631

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 7.4%
Altera Corp. * (p)	614,314	$12,280,137
Intel Corp.	606,770	11,607,510
Texas Instruments, Inc.	114,991	3,461,229

		27,348,876

Software 7.7%
Microsoft Corp.	493,199	13,745,456
Oracle Corp. *	806,328	14,618,727

		28,364,183

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	131,900	2,500,824

Total Common Stocks (cost $328,487,541)		365,703,622

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.0%
COMMERCIAL PAPER 2.7%
East Fleet Finance, LLC, 5.54%, 12/03/2007	$9,998,461	9,998,633

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	381,238	381,238

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 2.2%
BNP Paribas SA, 5.49%, dated 3/30/2007, maturing 4/2/2007, maturity
value $1,000,458	$ 1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.48%, dated 3/30/2007, maturing 4/2/2007, maturity
value $1,000,457	1,000,000	1,000,000
Credit Suisse First Boston Corp., 5.48%, dated 3/30/2007, maturing 4/2/2007,
maturity value $2,000,913	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007,
maturity value $2,000,915	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.49%, dated 3/30/2007,
maturing 4/2/2007, maturity value $1,000,458	1,000,000	1,000,000
Lehman Brothers, Inc., 5.48%, dated 3/30/2007, maturing 4/2/2007, maturity
value $1,000,457	1,000,000	1,000,000

		8,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $18,379,871)		18,379,871

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø
(cost $1,324,875)	1,324,875	$1,324,875

Total Investments (cost $348,192,287) 104.5%		385,408,368
Other Assets and Liabilities (4.5%)		(16,521,137)

Net Assets 100.0%		$368,887,231

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 81 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of March 31, 2007:

Information Technology	35.8%
Health Care	19.0%
Consumer Discretionary	14.0%
Consumer Staples	10.9%
Financials	8.9%
Industrials	8.7%
Energy	2.0%
Telecommunication Services	0.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $346,867,412) including $17,827,301 of securities loaned	$384,083,493
Investments in affiliated money market fund, at value (cost $1,324,875)	1,324,875

Total investments	385,408,368
Foreign currency, at value (cost $15)	15
Receivable for securities sold	2,816,804
Receivable for Fund shares sold	26,638
Dividends receivable	371,939
Receivable for securities lending income	3,624
Prepaid expenses and other assets	78,004

Total assets	388,705,392

Liabilities
Payable for securities purchased	1,023,118
Payable for Fund shares redeemed	269,325
Payable for securities on loan	18,379,871
Advisory fee payable	15,481
Distribution Plan expenses payable	7,344
Due to other related parties	50,826
Accrued expenses and other liabilities	72,196

Total liabilities	19,818,161

Net assets	$368,887,231

Net assets represented by
Paid-in capital	$418,696,505
Undistributed net investment income	27,371
Accumulated net realized losses on investments	(87,052,726)
Net unrealized gains on investments	37,216,081

Total net assets	$368,887,231

Net assets consists of
Class A	$332,054,682
Class B	16,576,607
Class C	8,642,821
Class I	11,613,121

Total net assets	$368,887,231

Shares outstanding (unlimited number of shares authorized)
Class A	45,147,821
Class B	2,433,820
Class C	1,268,971
Class I	1,575,841

Net asset value per share
Class A	$7.35
Class A — Offering price (based on sales charge of 5.75%)	$7.80
Class B	$6.81
Class C	$6.81
Class I	$7.37

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends	$2,249,981
Income from affiliate	56,446
Securities lending	8,063

Total investment income	2,314,490

Expenses
Advisory fee	986,330
Distribution Plan expenses
Class A	520,922
Class B	88,935
Class C	44,196
Administrative services fee	192,512
Transfer agent fees	289,922
Trustees’ fees and expenses	2,612
Printing and postage expenses	30,110
Custodian and accounting fees	54,032
Registration and filing fees	23,213
Professional fees	11,854
Other	6,740

Total expenses	2,251,378
Less: Expense reductions	(3,722)
Expense reimbursements	(8,400)

Net expenses	2,239,256

Net investment income	75,234

Net realized and unrealized gains or losses on investments
Net realized gains on investments	3,637,624
Net change in unrealized gains or losses on investments	18,088,917

Net realized and unrealized gains or losses on investments	21,726,541

Net increase in net assets resulting from operations	$21,801,775

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006

Operations
Net investment income (loss)		$75,234		$(204,898)
Net realized gains on investments		3,637,624		62,883,228
Net change in unrealized gains or losses
on investments		18,088,917		(44,358,164)

Net increase in net assets resulting from
operations		21,801,775		18,320,166

Distributions to shareholders from
Net investment income
Class A		0		(521,606)
Class I		0		(67,357)

Total distributions to shareholders		0		(588,963)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	370,503	2,739,132	754,270	5,197,733
Class B	169,381	1,161,214	373,140	2,404,534
Class C	76,782	529,461	266,200	1,698,596
Class I	8,950	66,000	182,893	1,266,643

		4,495,807		10,567,506

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	63,733	448,678
Class I	0	0	701	4,927

		0		453,605

Automatic conversion of Class B shares
to Class A shares
Class A	109,653	811,293	306,250	2,110,876
Class B	(118,190)	(811,293)	(328,405)	(2,110,876)

		0		0

Payment for shares redeemed
Class A	(4,411,687)	(32,598,437)	(7,722,773)	(53,217,521)
Class B	(398,595)	(2,725,377)	(788,604)	(5,032,904)
Class C	(106,401)	(726,370)	(380,974)	(2,424,174)
Class I	(387,264)	(2,860,312)	(432,355)	(2,937,591)

		(38,910,496)		(63,612,190)

Net decrease in net assets resulting from
capital share transactions		(34,414,689)		(52,591,079)

Total decrease in net assets		(12,612,914)		(34,859,876)
Net assets
Beginning of period		381,500,145		416,360,021

End of period		$368,887,231		$381,500,145

Undistributed (overdistributed)
net investment income (loss)		$27,371		$(47,863)

See Notes to Financial Statementss

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral received from securities on loan into short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $8,400.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $20,709 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended March 31, 2007, EIS received $2,807 from the sale of Class A shares and $23,486 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $26,565,778 and $59,980,049, respectively, for the six months ended March 31, 2007.

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $17,827,301 and $18,379,871, respectively.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $348,202,079. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,051,495 and $4,845,206 respectively, with a net unrealized appreciation of $37,206,289.

As of September 30, 2006, the Fund had $90,690,350 in capital loss carryovers for federal income tax purposes with $52,814,123 expiring in 2010 and $37,876,227 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2006, the Fund incurred and elected to defer post-October currency losses of $9,167.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended March 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566380 rv4 05/2007

Evergreen Mid Cap Growth Fund

Evergreen

MID CAP GROWTH FUND

Semiannual Report
as of March 31, 2007

Evergreen Investments
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Mid Cap Growth Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that managed Evergreen’s domestic equity funds continued to pursue individual fund strategies which sought capital appreciation in different areas of the equity market. The manager of Evergreen Large Company Growth Fund sought opportunities predominately among larger capitalization companies and primarily relied on company-specific fundamental analysis in his selections. The portfolio managers of Evergreen Omega Fund also relied heavily on

2

LETTER TO SHAREHOLDERS continued

bottom-up, fundamental analysis to select from a large pool of stocks of companies of different sizes. At the same time, the manager of Evergreen Large Cap Equity Fund used a more quantitatively-driven analytical process to select among both large-cap growth and value stocks. The portfolio manager for Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund sought to balance each portfolio with investments that he believed would benefit as the economic expansion persisted and also sustain growth even if economic growth decelerated. Meanwhile the team that managed Evergreen Growth Fund concentrated on opportunities among small-cap growth companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Donald M. Bisson, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

6-month return with sales charge	6.28%	7.23%	11.43%	N/A

6-month return w/o sales charge	12.79%	12.23%	12.43%	12.94%

Average annual return*

1-year with sales charge	0.32%	0.86%	4.85%	N/A

1-year w/o sales charge	6.46%	5.86%	5.85%	6.95%

5-year	7.50%	7.67%	8.06%	9.10%

10-year	6.58%	6.53%	6.54%	7.50%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,127.93	$ 5.73
Class B	$ 1,000.00	$ 1,122.33	$ 9.42
Class C	$ 1,000.00	$ 1,124.27	$ 9.48
Class I	$ 1,000.00	$ 1,129.37	$ 4.14
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.55	$ 5.44
Class B	$ 1,000.00	$ 1,016.06	$ 8.95
Class C	$ 1,000.00	$ 1,016.01	$ 9.00
Class I	$ 1,000.00	$ 1,021.04	$ 3.93

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.08% for Class A, 1.78% for Class B, 1.79% for Class C and 0.78% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 5.55	$ 5.44	$ 4.65	$ 4.25	$ 2.98	$ 3.48

Income from investment operations
Net investment income (loss)	0	(0.02)	(0.03)	(0.03)	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains or losses
on investments	0.71	0.13	0.82	0.43	1.30	(0.47)

Total from investment operations	0.71	0.11	0.79	0.40	1.27	(0.50)

Net asset value, end of period	$ 6.26	$5.55	$ 5.44	$4.65	$ 4.25	$ 2.98

Total return[2]	12.79%	2.02%	16.99%	9.41%	42.62%	(14.37%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 510	$ 506	$ 564	$ 549	$ 544	$ 460
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.08%[3]	1.09%	1.13%	1.16%	1.22%	1.18%
Expenses excluding waivers/reimbursements
and expense reductions	1.08%[3]	1.09%	1.13%	1.16%	1.22%	1.18%
Net investment income (loss)	(0.16%)[3]	(0.34%)	(0.68%)	(0.75%)	(0.84%)	(0.67%)
Portfolio turnover rate	50%	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 5.15	$ 5.08	$ 4.37	$ 4.02	$ 2.84	$ 3.35

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.05)[1]	(0.07)[1]	(0.08)	(0.05)[1]	(0.05)[1]
Net realized and unrealized gains or losses
on investments	0.65	0.12	0.78	0.43	1.23	(0.46)

Total from investment operations	0.63	0.07	0.71	0.35	1.18	(0.51)

Net asset value, end of period	$ 5.78	$ 5.15	$ 5.08	$ 4.37	$ 4.02	$ 2.84

Total return[2]	12.23%	1.38%	16.25%	8.71%	41.55%	(15.22%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 21	$ 21	$ 27	$ 30	$ 28	$ 21
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.78%[3]	1.79%	1.83%	1.86%	1.94%	1.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.78%[3]	1.79%	1.83%	1.86%	1.94%	1.92%
Net investment income (loss)	(0.86%)[3]	(1.04%)	(1.38%)	(1.45%)	(1.56%)	(1.43%)
Portfolio turnover rate	50%	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 5.15	$5.08	$ 4.37	$4.02	$ 2.85	$ 3.35

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.05)[1]	(0.07)[1]	(0.07)	(0.05)[1]	(0.05)[1]
Net realized and unrealized gains or losses
on investments	0.66	0.12	0.78	0.42	1.22	(0.45)

Total from investment operations	0.64	0.07	0.71	0.35	1.17	(0.50)

Net asset value, end of period	$ 5.79	$5.15	$ 5.08	$4.37	$ 4.02	$ 2.85

Total return[2]	12.43%	1.38%	16.25%	8.71%	41.05%	(14.93%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 7	$ 6	$ 7	$ 8	$ 8	$ 4
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[3]	1.79%	1.83%	1.86%	1.94%	1.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.79%[3]	1.79%	1.83%	1.86%	1.94%	1.92%
Net investment income (loss)	(0.85%)[3]	(1.04%)	(1.38%)	(1.45%)	(1.56%)	(1.43%)
Portfolio turnover rate	50%	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 5.72	$5.59	$ 4.76	$4.33	$ 3.03	$ 3.54

Income from investment operations
Net investment income (loss)	0.02	(0.01)	(0.02)	(0.02)[1]	(0.02)[1]	(0.02)[1]
Net realized and unrealized gains or losses
on investments	0.72	0.14	0.85	0.45	1.32	(0.49)

Total from investment operations	0.74	0.13	0.83	0.43	1.30	(0.51)

Net asset value, end of period	$ 6.46	$5.72	$ 5.59	$4.76	$ 4.33	$ 3.03

Total return	12.94%	2.33%	17.44%	9.93%	42.90%	(14.41%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 87	$ 114	$ 86	$ 41	$ 4	$ 2
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.78%[2]	0.79%	0.83%	0.86%	0.94%	0.93%
Expenses excluding waivers/reimbursements
and expense reductions	0.78%[2]	0.79%	0.83%	0.86%	0.94%	0.93%
Net investment income (loss)	0.12%[2]	(0.03%)	(0.38%)	(0.42%)	(0.54%)	(0.43%)
Portfolio turnover rate	50%	110%	141%	140%	221%	179%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 27.1%
Diversified Consumer Services 2.2%
Strayer Education, Inc.	110,900	$13,862,500

Hotels, Restaurants & Leisure 4.0%
International Game Technology	314,700	12,707,586
Panera Bread Co., Class A * (p)	210,100	12,408,506

		25,116,092

Household Durables 3.3%
Garmin, Ltd. (p)	114,300	6,189,345
Newell Rubbermaid, Inc.	472,200	14,680,698

		20,870,043

Media 2.0%
Lamar Advertising Co., Class A * (p)	195,500	12,310,635

Multi-line Retail 3.1%
Family Dollar Stores, Inc.	215,800	6,391,996
Nordstrom, Inc.	239,900	12,700,306

		19,092,302

Specialty Retail 7.1%
Abercrombie & Fitch Co., Class A	157,900	11,949,872
Claire’s Stores, Inc.	513,800	16,503,256
GameStop Corp., Class A *	479,400	15,614,058

		44,067,186

Textiles, Apparel & Luxury Goods 5.4%
Coach, Inc. *	423,022	21,172,251
Hanesbrands, Inc. *	436,300	12,822,857

		33,995,108

CONSUMER STAPLES 1.9%
Food & Staples Retailing 1.9%
Whole Foods Market, Inc. (p)	261,000	11,705,850

ENERGY 5.1%
Energy Equipment & Services 4.1%
Diamond Offshore Drilling, Inc.	155,400	12,579,630
National Oilwell Varco, Inc. *	169,700	13,200,963

		25,780,593

Oil, Gas & Consumable Fuels 1.0%
Southwestern Energy Co. *	154,600	6,335,508

FINANCIALS 5.7%
Capital Markets 2.4%
Affiliated Managers Group, Inc. * (p)	135,749	14,708,404

Diversified Financial Services 1.5%
Nasdaq Stock Market, Inc. *	314,000	9,234,740

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 1.8%
Forest City Enterprises, Inc., Class A	171,989	$11,382,232

HEALTH CARE 15.2%
Biotechnology 2.8%
Celgene Corp. * (p)	139,700	7,328,662
Cephalon, Inc. * (p)	140,900	10,033,489

		17,362,151

Health Care Equipment & Supplies 8.0%
Hologic, Inc. * (p)	248,000	14,294,720
Hospira, Inc. *	313,600	12,826,240
ResMed, Inc. *	186,200	9,378,894
Smith & Nephew plc, ADR (p)	212,300	13,476,804

		49,976,658

Health Care Providers & Services 1.5%
Health Net, Inc. *	171,700	9,239,177

Health Care Technology 1.0%
Allscripts Heathcare Solutions, Inc. * (p)	234,300	6,281,583

Life Sciences Tools & Services 1.9%
Pharmaceutical Product Development, Inc.	358,600	12,081,234

INDUSTRIALS 17.7%
Airlines 1.5%
JetBlue Airways Corp. * (p)	821,800	9,458,918

Commercial Services & Supplies 1.9%
Monster Worldwide, Inc. *	253,900	12,027,243

Electrical Equipment 4.2%
General Cable Corp. *	249,400	13,325,442
Roper Industries, Inc.	240,700	13,209,616

		26,535,058

Industrial Conglomerates 1.6%
McDermott International, Inc. *	205,500	10,065,390

Machinery 6.4%
AGCO Corp. * (p)	255,700	9,453,229
ITT Corp.	243,600	14,693,952
Manitowoc Co.	109,000	6,924,770
Terex Corp. *	122,500	8,790,600

		39,862,551

Road & Rail 2.1%
Landstar System, Inc.	281,700	12,913,128

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 17.8%
Communications Equipment 6.7%
F5 Networks, Inc. *	92,400	$6,161,232
NICE-Systems, Ltd., ADR *	360,300	12,257,406
Research In Motion, Ltd. * (p)	93,700	12,789,113
Sonus Networks, Inc. *	1,291,822	10,425,004

		41,632,755

Computers & Peripherals 1.4%
Network Appliance, Inc. *	241,800	8,830,536

Internet Software & Services 0.9%
Akamai Technologies, Inc. * (p)	120,400	6,010,368

IT Services 3.0%
Alliance Data Systems Corp. *	106,400	6,556,368
Cognizant Technology Solutions Corp., Class A * (p)	137,100	12,101,817

		18,658,185

Semiconductors & Semiconductor Equipment 5.8%
Intersil Corp., Class A (p)	489,000	12,953,610
MEMC Electronic Materials, Inc. *	235,900	14,290,822
SiRF Technology Holdings, Inc. * (p)	315,100	8,747,176

		35,991,608

MATERIALS 4.6%
Chemicals 2.1%
Mosaic Co. * (p)	493,200	13,148,712

Metals & Mining 2.5%
Titanium Metals Corp. * (p)	433,000	15,536,040

TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.1%
BigBand Networks, Inc. *	44,000	792,440

Wireless Telecommunication Services 4.5%
Leap Wireless International, Inc. * (p)	180,714	11,923,509
NII Holdings, Inc., Class B *	212,732	15,780,460

		27,703,969

Total Common Stocks (cost $498,829,691)		622,568,897

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 21.7%
COMMERCIAL PAPER 4.0%
Chesham Finance, LLC, 5.30%, 08/08/2007	$ 4,999,000	4,999,287
Ebury Finance, LLC, 5.31%, 08/08/2007	4,999,000	4,999,287

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES
LOANED continued
COMMERCIAL PAPER continued
German Residential Funding plc, 5.37%, 08/22/2007	$ 10,000,000	$10,000,000
Liberty Harbour II, Ltd., 5.40%, 04/20/2007	4,976,444	4,986,014

		24,984,588

CORPORATE BONDS 5.0%
Capital Markets 1.6%
Goldman Sachs Group, Inc., FRN, 5.60%, 12/28/2007	5,004,970	5,002,131
Morgan Stanley, FRN, 5.62%, 01/11/2008	5,005,350	5,004,246

		10,006,377

Diversified Financial Services 2.6%
Bank of America Corp., FRN, 5.49%, 02/08/2008	6,000,000	5,999,839
Stanfield Victoria, LLC, FRN, 5.53%, 07/25/2007	5,000,415	5,001,561
Tango Finance Corp., FRN, 5.48%, 04/16/2007	4,999,800	5,000,026

		16,001,426

Insurance 0.8%
Allstate Corp., FRN, 5.29%, 04/04/2008	5,000,000	4,998,966

	Shares	Value

MUTUAL FUND SHARES 0.9%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	5,373,963	5,373,963

	Principal
	Amount	Value

REPURCHASE AGREEMENTS (v) 11.8%
Banc of America Securities, LLC, 5.48%, dated 3/30/2007, maturing 4/2/2007,
maturity value $10,004,567	$10,000,000	10,000,000
Barclays Capital, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007, maturity
value $4,001,830	4,000,000	4,000,000
BNP Paribas SA, 5.49%, dated 3/30/2007, maturing 4/2/2007, maturity value
$5,002,288	5,000,000	5,000,000
Cantor Fitzgerald & Co., 5.48%, dated 3/30/2007, maturing 4/2/2007, maturity
value $4,001,827	4,000,000	4,000,000
Countrywide Securities Corp., 5.47%, dated 3/30/2007, maturing 4/2/2007,
maturity value $4,001,823	4,000,000	4,000,000
Credit Suisse First Boston, LLC, 5.49%, dated 3/30/2007, maturing 4/2/2007,
maturity value $4,001,830	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007,
maturity value $11,005,033	11,000,000	11,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.49%, dated 3/30/2007,
maturing 4/2/2007, maturity value $5,002,288	5,000,000	5,000,000
Greenwich Capital Markets, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007,
maturity value $8,003,660	8,000,000	8,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES
LOANED continued
REPURCHASE AGREEMENTS (v) continued
JPMorgan Securities, Inc., 5.47%, dated 3/30/2007, maturing 4/2/2007, maturity
value $4,001,823	$4,000,000	$4,000,000
Lehman Brothers Holdings, Inc., 5.48%, dated 3/30/2007, maturing 4/2/2007,
maturity value $3,001,370	3,000,000	3,000,000
Merrill Lynch & Co., Inc., 5.48%, dated 3/30/2007, maturing 4/2/2007, maturity
value $4,001,827	4,000,000	4,000,000
Nomura Securities International, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007,
maturity value $8,003,660	8,000,000	8,000,000

		74,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $135,365,320)		135,365,320

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $2,202,742)	2,202,742	$2,202,742

Total Investments (cost $636,397,753) 121.7%		760,136,959
Other Assets and Liabilities (21.7%)		(135,543,948)

Net Assets 100.0%		$624,593,011

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
(v)	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 462 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of March 31, 2007:

Consumer Discretionary	27.2%
Information Technology	17.8%
Industrials	17.8%
Health Care	15.2%
Financials	5.7%
Energy	5.2%
Materials	4.6%
Telecommunication Services	4.6%
Consumer Staples	1.9%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $634,195,011) including $131,350,226 of
securities loaned	$757,934,217
Investments in affiliated money market fund, at value (cost $2,202,742)	2,202,742

Total investments	760,136,959
Foreign currency, at value (cost $57)	58
Receivable for securities sold	6,607,409
Receivable for Fund shares sold	211,954
Dividends receivable	172,994
Receivable for securities lending income	31,609
Prepaid expenses and other assets	62,232

Total assets	767,223,215

Liabilities
Payable for securities purchased	6,567,517
Payable for Fund shares redeemed	404,649
Payable for securities on loan	135,365,320
Advisory fee payable	24,642
Distribution Plan expenses payable	10,427
Due to other related parties	77,080
Accrued expenses and other liabilities	180,569

Total liabilities	142,630,204

Net assets	$624,593,011

Net assets represented by
Paid-in capital	$526,898,199
Undistributed net investment loss	(523,417)
Accumulated net realized losses on investments	(25,520,978)
Net unrealized gains on investments	123,739,207

Total net assets	$624,593,011

Net assets consists of
Class A	$509,625,307
Class B	20,961,925
Class C	6,705,246
Class I	87,300,533

Total net assets	$624,593,011

Shares outstanding (unlimited number of shares authorized)
Class A	81,375,539
Class B	3,625,918
Class C	1,158,896
Class I	13,523,164

Net asset value per share
Class A	$6.26
Class A — Offering price (based on sales charge of 5.75%)	$6.64
Class B	$5.78
Class C	$5.79
Class I	$6.46

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,536)	$2,570,093
Securities lending	212,715
Income from affiliate	173,408

Total investment income	2,956,216

Expenses
Advisory fee	1,537,335
Distribution Plan expenses
Class A	778,224
Class B	106,350
Class C	31,499
Administrative services fee	321,675
Transfer agent fees	413,660
Trustees’ fees and expenses	4,073
Printing and postage expenses	70,203
Custodian and accounting fees	88,985
Registration and filing fees	26,015
Professional fees	49,153
Interest expense	14,155
Other	7,000

Total expenses	3,448,327
Less: Expense reductions	(6,170)
Expense reimbursements	(12,587)

Net expenses	3,429,570

Net investment loss	(473,354)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	67,084,338
Foreign currency related transactions	(134)

Net realized gains on investments	67,084,204
Net change in unrealized gains or losses on investments	12,461,994

Net realized and unrealized gains or losses on investments	79,546,198

Net increase in net assets resulting from operations	$79,072,844

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006

Operations
Net investment loss		$(473,354)		$(2,185,970)
Net realized gains on investments		67,084,204		11,358,709
Net change in unrealized gains or losses
on investments		12,461,994		4,200,105

Net increase in net assets resulting from
operations		79,072,844		13,372,844

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	678,531	4,093,260	4,030,811	22,209,728
Class B	133,155	739,175	448,114	2,290,712
Class C	170,028	959,798	149,029	775,604
Class I	1,857,806	11,588,024	10,386,569	57,734,958

		17,380,257		83,011,002

Automatic conversion of Class B
shares to Class A shares
Class A	138,605	834,977	394,462	2,173,569
Class B	(150,034)	(834,977)	(423,891)	(2,173,569)

		0		0

Payment for shares redeemed
Class A	(10,541,362)	(63,514,293)	(16,996,254)	(93,014,730)
Class B	(403,268)	(2,235,192)	(1,244,384)	(6,353,819)
Class C	(183,887)	(1,015,103)	(437,129)	(2,190,419)
Class I	(8,235,663)	(51,613,102)	(5,842,934)	(32,839,000)

		(118,377,690)		(134,397,968)

Net decrease in net assets resulting
from capital share transactions		(100,997,433)		(51,386,966)

Total decrease in net assets		(21,924,589)		(38,014,122)
Net assets
Beginning of period		646,517,600		684,531,722

End of period		$624,593,011		$646,517,600

Undistributed net investment loss		$(523,417)		$(50,063)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral received from securities on loan into short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,587.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $70,262 to Wachovia Securities, LLC.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2007, EIS received $2,897 from the sale of Class A shares and $14,897 and $203 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $316,921,327 and $413,548,155, respectively, for the six months ended March 31, 2007.

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $131,350,226 and $135,365,320, respectively.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $637,281,508. The gross unrealized appreciation and depreciation on securities based on tax cost was $129,726,366 and $6,870,915, respectively, with a net unrealized appreciation of $122,855,451.

As of September 30, 2006, the Fund had $91,107,342 in capital loss carryovers for federal income tax purposes with $83,558,486 expiring in 2010 and $7,548,856 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended March 31, 2007, the Fund had average borrowings outstanding of $242,800 (on an annualized basis) at an average rate of 5.83% and paid interest of $14,155.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

569842 rv3 05/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569842 rv3  05/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 29, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: May 29, 2007